UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Capital and Income Fund -
Capital and Income Fund
Class F

January 31, 2011

1.813054.106

CAI-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 65.5%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.6%
Energy - 0.5%
Cal Dive International, Inc. 3.25% 12/15/25	$ 9,730	$ 9,487
Chesapeake Energy Corp. 2.5% 5/15/37	58,270	55,933
		65,420
Gaming - 0.1%
MGM Mirage, Inc. 4.25% 4/15/15 (h)	15,710	17,320
TOTAL CONVERTIBLE BONDS		82,740
Nonconvertible Bonds - 64.9%
Aerospace - 0.7%
Alion Science & Technology Corp.:
10.25% 2/1/15	3,790	3,051
12% 11/1/14 pay-in-kind	5,248	5,484
Hexcel Corp. 6.75% 2/1/15	10,710	10,897
Sequa Corp.:
11.75% 12/1/15 (h)	52,415	56,870
13.5% 12/1/15 pay-in-kind (h)	21,326	23,565
		99,867
Air Transportation - 1.8%
Air Canada 9.25% 8/1/15 (h)	24,225	25,921
American Airlines, Inc. equipment trust certificate 13% 8/1/16	16,846	20,047
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19	22,245	26,694
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22	3,998	4,058
Continental Airlines, Inc. 7.25% 11/10/19	18,752	20,862
Delta Air Lines, Inc. 9.5% 9/15/14 (h)	5,358	5,840
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	43,187	46,102
8.021% 8/10/22	21,805	22,895
Northwest Airlines Corp. 10% 2/1/09 (a)	8,210	0
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)	5,910	0
8.875% 6/1/06 (a)	5,900	0
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19	11,388	12,043
8.028% 11/1/17	3,933	3,894
United Air Lines, Inc.:
9.875% 8/1/13 (h)	7,255	7,881
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
United Air Lines, Inc.: - continued
12% 11/1/13 (h)	$ 12,810	$ 14,187
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	29,559	34,141
		244,565
Auto Parts Distribution - 0.0%
Affinia Group, Inc. 10.75% 8/15/16 (h)	2,602	2,953
Automotive - 2.4%
Accuride Corp. 9.5% 8/1/18 (h)	2,195	2,436
Affinia Group, Inc.:
9% 11/30/14	10,625	10,811
9% 11/30/14 (h)	7,445	7,706
ArvinMeritor, Inc. 10.625% 3/15/18	7,615	8,681
Cooper-Standard Automotive, Inc. 8.5% 5/1/18 (h)	6,450	6,902
Dana Holding Corp.:
6.5% 2/15/19	8,285	8,399
6.75% 2/15/21	5,525	5,615
Exide Technologies 8.625% 2/1/18 (h)	7,560	7,929
Ford Motor Credit Co. LLC:
6.625% 8/15/17	33,185	35,259
12% 5/15/15	47,160	59,893
General Motors Acceptance Corp. 8% 11/1/31	28,080	31,861
General Motors Corp.:
6.75% 5/1/28 (d)	41,910	14,354
7.125% 7/15/13 (d)	5,410	1,853
7.2% 1/15/49 (d)	13,540	4,604
7.4% 9/1/25 (d)	1,690	579
7.7% 4/15/16 (d)	28,990	10,147
8.25% 7/15/23 (d)	16,365	5,728
8.375% 7/15/33 (d)	23,660	8,399
RSC Equipment Rental, Inc. 10% 7/15/17 (h)	9,975	11,372
Stoneridge, Inc. 9.5% 10/15/17 (h)	7,790	8,608
Tenneco, Inc.:
6.875% 12/15/20 (h)	21,220	21,804
7.75% 8/15/18 (h)	5,215	5,528
8.125% 11/15/15	4,575	4,884
The Goodyear Tire & Rubber Co. 10.5% 5/15/16	18,335	20,719
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (h)	17,433	19,002
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
TRW Automotive, Inc.:
7% 3/15/14 (h)	$ 1,365	$ 1,502
7.25% 3/15/17 (h)	960	1,056
8.875% 12/1/17 (h)	5,865	6,627
UCI International, Inc. 8.625% 2/15/19 (h)	2,765	2,883
		335,141
Banks & Thrifts - 6.2%
Ally Financial, Inc.:
7.5% 9/15/20 (h)	64,550	70,337
8% 3/15/20	89,345	100,513
Bank of America Corp.:
8% (j)	20,770	21,289
8.125% (j)	28,615	29,402
CIT Group, Inc.:
7% 5/1/13	5,462	5,585
7% 5/1/14	10,747	10,961
7% 5/1/15	10,747	10,894
7% 5/1/16	80,721	81,528
7% 5/1/17	164,945	166,389
General Motors Acceptance Corp. 6.75% 12/1/14	44,965	48,113
GMAC LLC:
6.75% 12/1/14	16,305	17,487
8% 11/1/31	257,390	289,549
Wells Fargo & Co. 7.98% (j)	7,850	8,301
		860,348
Broadcasting - 1.1%
Clear Channel Communications, Inc.:
4.9% 5/15/15	12,565	10,680
5.5% 9/15/14	9,650	8,275
5.5% 12/15/16	9,055	6,225
6.25% 3/15/11	655	655
6.875% 6/15/18	6,135	4,141
10.75% 8/1/16	57,300	53,576
11% 8/1/16 pay-in-kind (j)	18,210	16,708
Gray Television, Inc. 10.5% 6/29/15	7,230	7,393
Sinclair Television Group, Inc. 8.375% 10/15/18 (h)	11,895	12,282
Univision Communications, Inc. 12% 7/1/14 (h)	27,865	30,408
		150,343
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Building Materials - 0.4%
General Cable Corp. 7.125% 4/1/17	$ 3,350	$ 3,451
Headwaters, Inc. 11.375% 11/1/14	3,945	4,399
Nortek, Inc. 11% 12/1/13	36,024	38,366
Roofing Supply Group LLC/Roofing Supply Finance, Inc. 8.625% 12/1/17 (h)	4,110	4,357
		50,573
Cable TV - 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% 4/30/18	10,605	11,215
8.125% 4/30/20	25,275	26,918
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (h)	33,665	35,348
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	26,113	31,597
EchoStar Communications Corp. 7.125% 2/1/16	58,915	61,566
ONO Finance II PLC 10.875% 7/15/19 (h)	4,135	4,290
Videotron Ltd. 6.875% 1/15/14	3,630	3,680
		174,614
Capital Goods - 0.3%
Chart Industries, Inc. 9.125% 10/15/15	4,970	5,156
Harbinger Group, Inc. 10.625% 11/15/15 (h)	8,910	9,177
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,760	3,816
Terex Corp. 10.875% 6/1/16	19,250	22,282
		40,431
Chemicals - 1.2%
Ashland, Inc. 9.125% 6/1/17	9,595	11,130
Ferro Corp. 7.875% 8/15/18	14,505	15,484
Georgia Gulf Corp. 9% 1/15/17 (h)	11,390	12,614
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 9% 11/15/20 (h)	725	775
LBI Escrow Corp. 8% 11/1/17 (h)	23,350	26,152
MacDermid, Inc. 9.5% 4/15/17 (h)	2,460	2,620
Momentive Performance Materials, Inc. 9% 1/15/21 (h)	2,795	2,984
NOVA Chemicals Corp. 3.5678% 11/15/13 (j)	6,425	6,377
OMNOVA Solutions, Inc. 7.875% 11/1/18 (h)	3,675	3,785
OXEA Finance & Cy SCA 9.5% 7/15/17 (h)	12,740	13,950
Polymer Group, Inc. 7.75% 2/1/19 (h)	5,565	5,732
PolyOne Corp. 7.375% 9/15/20	6,165	6,489
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
Solutia, Inc.:
7.875% 3/15/20	$ 7,850	$ 8,517
8.75% 11/1/17	4,270	4,708
Sterling Chemicals, Inc. 10.25% 4/1/15	7,980	8,259
TPC Group LLC 8.25% 10/1/17 (h)	7,325	7,783
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (d)	16,110	27,893
		165,252
Consumer Products - 0.7%
ACCO Brands Corp. 10.625% 3/15/15	2,335	2,627
Easton-Bell Sports, Inc. 9.75% 12/1/16	5,640	6,275
Elizabeth Arden, Inc. 7.375% 3/15/21 (h)	5,510	5,675
Hines Nurseries, Inc. 10.25% 10/1/11 (d)	2,480	25
Jarden Corp. 6.125% 11/15/22	10,740	10,418
NBTY, Inc. 9% 10/1/18 (h)	16,770	17,986
Reddy Ice Corp.:
11.25% 3/15/15	16,670	17,337
13.25% 11/1/15	15,537	13,828
Revlon Consumer Products Corp. 9.75% 11/15/15	14,575	15,468
Sealy Mattress Co. 10.875% 4/15/16 (h)	5,858	6,663
		96,302
Containers - 1.4%
AEP Industries, Inc. 7.875% 3/15/13	2,780	2,773
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (h)	3,980	4,199
9.125% 10/15/20 (h)	14,035	15,228
Berry Plastics Corp.:
8.25% 11/15/15	15,375	16,587
9.75% 1/15/21 (h)	40,080	42,084
Berry Plastics Holding Corp. 4.1766% 9/15/14 (j)	2,415	2,306
BWAY Parent Co., Inc. 10.875% 11/1/15 pay-in-kind (h)(j)	12,270	12,884
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21 (h)	18,780	18,968
Crown Cork & Seal, Inc.:
7.375% 12/15/26	2,469	2,463
7.5% 12/15/96	17,610	14,088
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA:
7.125% 4/15/19 (h)	9,560	9,823
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA: - continued
9% 4/15/19 (h)	$ 10,945	$ 11,492
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (h)	13,730	13,851
8.25% 2/15/21 (h)	13,730	13,851
Solo Cup Co. 8.5% 2/15/14	10,300	9,322
		189,919
Diversified Financial Services - 2.9%
ACE Cash Express, Inc. 10.25% 10/1/14 (h)	6,080	6,288
Aircastle Ltd. 9.75% 8/1/18	6,195	6,892
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	1,693	1,691
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	64,055	65,656
7.75% 1/15/16 (h)	15,390	15,775
8% 1/15/18	64,055	65,656
8% 1/15/18 (h)	15,390	15,775
Ineos Finance PLC 9% 5/15/15 (h)	9,695	10,616
International Lease Finance Corp.:
6.75% 9/1/16 (h)	15,460	16,581
7.125% 9/1/18 (h)	30,925	33,322
8.25% 12/15/20	27,900	30,308
8.625% 9/15/15 (h)	28,470	31,744
8.75% 3/15/17 (h)	42,465	47,667
Offshore Group Investment Ltd. 11.5% 8/1/15 (h)	28,520	31,515
Penson Worldwide, Inc. 12.5% 5/15/17 (h)	13,020	12,629
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (h)	14,860	17,238
		409,353
Diversified Media - 1.0%
Checkout Holding Corp. 0% 11/15/15 (h)	11,170	7,106
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25% 12/15/17	5,505	6,083
Series B, 9.25% 12/15/17	22,025	24,393
Interpublic Group of Companies, Inc. 10% 7/15/17	9,800	11,564
Liberty Media Corp.:
8.25% 2/1/30	20,315	19,756
8.5% 7/15/29	13,600	13,362
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Media - continued
MDC Partners, Inc. 11% 11/1/16	$ 3,250	$ 3,575
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18 (h)	24,575	26,234
11.5% 5/1/16	18,515	21,709
11.625% 2/1/14	9,580	11,233
		145,015
Electric Utilities - 2.6%
Aguila 3 SA 7.875% 1/31/18 (h)	10,225	10,519
Aquila, Inc. 11.875% 7/1/12 (j)	7,225	8,161
Calpine Corp. 7.875% 1/15/23 (h)	94,040	95,216
Energy Future Holdings Corp.:
10% 1/15/20 (h)	31,425	33,153
10.875% 11/1/17	47,680	35,760
12% 11/1/17 pay-in-kind (j)	22,130	13,706
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 10% 12/1/20	126,846	133,823
Intergen NV 9% 6/30/17 (h)	23,300	24,989
Tenaska Alabama Partners LP 7% 6/30/21 (h)	4,447	4,737
TXU Corp.:
5.55% 11/15/14	3,200	2,064
6.5% 11/15/24	1,895	857
6.55% 11/15/34	13,250	5,896
Utilicorp United, Inc. 7.95% 2/1/11 (e)	175	175
		369,056
Energy - 7.1%
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18	21,260	25,964
Atlas Pipeline Partners LP 8.125% 12/15/15	4,940	5,113
ATP Oil & Gas Corp. 11.875% 5/1/15	117,725	116,253
Berry Petroleum Co.:
8.25% 11/1/16	13,210	13,904
10.25% 6/1/14	8,525	9,825
Carrizo Oil & Gas, Inc. 8.625% 10/15/18 (h)	7,765	8,153
Chaparral Energy, Inc. 9.875% 10/1/20 (h)	6,150	6,750
Chesapeake Energy Corp.:
6.5% 8/15/17	30,665	31,508
6.875% 11/15/20	12,540	13,245
9.5% 2/15/15	11,255	13,168
Complete Production Services, Inc. 8% 12/15/16	11,475	12,049
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Concho Resources, Inc. 7% 1/15/21	$ 9,760	$ 10,199
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (h)	23,830	25,081
Continental Resources, Inc. 8.25% 10/1/19	3,455	3,826
Covanta Holding Corp. 7.25% 12/1/20	16,625	17,085
Crosstex Energy/Crosstex Energy Finance Corp. 8.875% 2/15/18	17,995	19,480
Denbury Resources, Inc.:
8.25% 2/15/20	14,189	15,608
9.75% 3/1/16	6,305	7,156
Drummond Co., Inc. 7.375% 2/15/16	21,735	22,604
Edgen Murray Corp. 12.25% 1/15/15	31,925	28,892
Energy Transfer Equity LP 7.5% 10/15/20	34,275	36,503
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17 (h)	43,250	46,061
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21 (h)	15,080	14,570
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (h)	7,405	7,553
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)	20,850	21,528
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (h)	14,070	14,914
Inergy LP/Inergy Finance Corp. 6.875% 8/1/21 (h)(i)	21,225	21,384
LINN Energy LLC:
7.75% 2/1/21 (h)	32,375	33,994
8.625% 4/15/20 (h)	34,825	38,133
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.75% 11/1/20	6,275	6,385
Northern Tier Energy LLC/Northern Tier Finance Corp. 10.5% 12/1/17 (h)	15,375	16,301
Petrohawk Energy Corp. 7.875% 6/1/15	18,950	20,087
Petroleum Development Corp. 12% 2/15/18	21,910	24,704
Pioneer Drilling Co. 9.875% 3/15/18	12,300	13,284
Plains Exploration & Production Co. 10% 3/1/16	17,695	19,995
Pride International, Inc. 6.875% 8/15/20	10,685	11,593
Quicksilver Resources, Inc. 11.75% 1/1/16	19,550	22,825
Rosetta Resources, Inc. 9.5% 4/15/18	12,950	14,310
Southern Natural Gas Co.:
7.35% 2/15/31	32,148	33,917
8% 3/1/32	17,820	20,770
Southern Star Central Corp. 6.75% 3/1/16	6,870	6,939
Southwestern Energy Co. 7.5% 2/1/18	12,875	14,549
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17 (h)	8,215	8,379
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (h)(i)	$ 9,870	$ 9,771
11.25% 7/15/17	16,260	18,699
Tennessee Gas Pipeline Co.:
7% 10/15/28	9,810	10,491
7.5% 4/1/17	6,635	7,701
7.625% 4/1/37	7,450	8,353
8.375% 6/15/32	6,100	7,258
Trinidad Drilling Ltd. 7.875% 1/15/19 (h)	5,515	5,694
Venoco, Inc. 11.5% 10/1/17	19,165	20,507
W&T Offshore, Inc. 8.25% 6/15/14 (h)	28,470	28,185
		991,200
Entertainment/Film - 0.1%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18 (h)	9,985	10,784
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (h)	9,295	9,899
		20,683
Environmental - 0.2%
Casella Waste Systems, Inc.:
7.75% 2/15/19 (h)(i)	4,120	4,223
11% 7/15/14	5,760	6,466
Darling International, Inc. 8.5% 12/15/18 (h)	3,845	4,153
EnergySolutions, Inc. / EnergySolutions LLC 10.75% 8/15/18 (h)	11,955	13,360
		28,202
Food & Drug Retail - 0.5%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20	4,108	4,601
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (h)	16,585	17,000
Rite Aid Corp.:
8% 8/15/20	24,580	25,932
9.5% 6/15/17	5,600	4,802
9.75% 6/12/16	12,315	13,670
10.25% 10/15/19	6,140	6,508
		72,513
Food/Beverage/Tobacco - 0.9%
Bumble Bee Acquisition Corp. 9% 12/15/17 (h)	12,740	13,664
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
Dean Foods Co. 9.75% 12/15/18 (h)	$ 24,780	$ 25,895
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14	19,575	22,805
Leiner Health Products, Inc. 11% 6/1/12 (d)	2,870	144
Michael Foods Group, Inc. 9.75% 7/15/18 (h)	6,535	7,107
Pilgrims Pride Corp. 7.875% 12/15/18 (h)	21,680	21,626
Simmons Foods, Inc. 10.5% 11/1/17 (h)	9,445	10,177
Smithfield Foods, Inc. 10% 7/15/14	21,185	25,051
		126,469
Gaming - 2.4%
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16 (h)	19,305	19,813
11.5% 1/15/17 pay-in-kind (h)(j)	30,845	32,125
FireKeepers Development Authority 13.875% 5/1/15 (h)	7,760	9,234
Harrah's Escrow Corp. 12.75% 4/15/18 (h)	27,665	28,702
Harrah's Operating Co., Inc. 11.25% 6/1/17	21,810	24,700
MCE Finance Ltd. 10.25% 5/15/18	27,575	31,711
MGM Mirage, Inc.:
5.875% 2/27/14	26,680	25,346
6.625% 7/15/15	19,350	18,092
6.75% 4/1/13	12,885	12,821
6.875% 4/1/16	6,065	5,580
7.5% 6/1/16	7,735	7,290
7.625% 1/15/17	8,355	7,916
9% 3/15/20 (h)	12,600	13,923
10.375% 5/15/14	5,900	6,682
11.125% 11/15/17	2,160	2,495
MGM Resorts International:
10% 11/1/16 (h)	18,405	19,325
11.375% 3/1/18	20,000	22,250
Mohegan Tribal Gaming Authority 6.875% 2/15/15	9,880	7,015
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (h)	8,350	5,678
Station Casinos, Inc.:
6% 4/1/12 (d)	42,515	4
6.5% 2/1/14 (d)	58,215	146
6.625% 3/15/18 (d)	60,505	151
6.875% 3/1/16 (d)	64,220	161
7.75% 8/15/16 (d)	65,520	7
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Gaming - continued
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (d)	$ 2,645	$ 1,309
12.75% 1/15/13 (d)	4,965	6
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (h)	5,116	2,788
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	28,660	30,344
		335,614
Healthcare - 5.3%
Apria Healthcare Group, Inc. 11.25% 11/1/14	27,800	30,511
Aviv Healthcare Properties LP 7.75% 2/15/19 (h)(i)	3,215	3,303
Capella Healthcare, Inc. 9.25% 7/1/17 (h)	12,115	13,145
ConvaTec Healthcare ESA 10.5% 12/15/18 (h)	34,825	37,176
CRC Health Group, Inc. 10.75% 2/1/16	7,690	7,699
DaVita, Inc.:
6.375% 11/1/18	15,030	15,143
6.625% 11/1/20	13,005	13,233
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16	22,375	23,382
Gentiva Health Services, Inc. 11.5% 9/1/18	19,175	21,332
Giant Funding Corp. 8.25% 2/1/18 (h)	17,375	17,961
HCA Holdings, Inc. 7.75% 5/15/21 (h)	246,295	256,147
HCA, Inc.:
5.75% 3/15/14	13,098	13,163
6.25% 2/15/13	6,490	6,685
6.375% 1/15/15	4,250	4,335
6.75% 7/15/13	6,490	6,766
InVentiv Health, Inc. 10% 8/15/18 (h)	3,060	3,091
LifePoint Hospitals, Inc. 6.625% 10/1/20 (h)	13,530	13,530
Mylan, Inc.:
6% 11/15/18 (h)	36,960	37,792
7.625% 7/15/17 (h)	14,010	14,886
7.875% 7/15/20 (h)	25,280	28,061
Omega Healthcare Investors, Inc. 6.75% 10/15/22 (h)	28,205	27,923
Quintiles Transnational Holdings, Inc. 9.5% 12/30/14 (h)	18,270	18,727
ResCare, Inc. 10.75% 1/15/19 (h)	9,270	9,965
Rotech Healthcare, Inc. 10.75% 10/15/15	13,640	14,765
Skilled Healthcare Group, Inc. 11% 1/15/14	5,982	6,147
UHS Escrow Corp. 7% 10/1/18 (h)	3,425	3,511
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
United Surgical Partners International, Inc. 8.875% 5/1/17	$ 3,390	$ 3,551
Valeant Pharmaceuticals International 6.875% 12/1/18 (h)	52,655	54,366
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc. 7.75% 2/1/19 (h)	13,755	13,945
Vanguard Health Systems, Inc. 0% 2/1/16 (h)	25,080	15,612
Ventas Realty LP 6.5% 6/1/16	3,670	3,798
		739,651
Homebuilders/Real Estate - 0.9%
AS Americas, Inc. 10.75% 1/15/16 (h)	1,390	1,463
CB Richard Ellis Services, Inc.:
6.625% 10/15/20 (h)	18,625	18,625
11.625% 6/15/17	24,975	29,096
K. Hovnanian Enterprises, Inc. 10.625% 10/15/16	23,940	25,855
Realogy Corp.:
7.875% 2/15/19 (h)	19,480	19,577
11.5% 4/15/17 (h)	9,074	9,675
12% 4/15/17 (h)	14,152	15,088
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (h)	4,000	4,160
		123,539
Insurance - 0.1%
CNO Financial Group, Inc. 9% 1/15/18 (h)	10,015	10,516
USI Holdings Corp. 4.1606% 11/15/14 (h)(j)	3,495	3,277
		13,793
Leisure - 0.5%
Equinox Holdings, Inc. 9.5% 2/1/16 (h)	21,230	22,716
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	15,820	16,611
NCL Corp. Ltd. 9.5% 11/15/18 (h)	4,855	5,207
Town Sports International Holdings, Inc. 11% 2/1/14	19,749	20,095
		64,629
Metals/Mining - 1.7%
Aleris International, Inc.:
6% 6/1/20 (h)	151	151
9% 12/15/14 pay-in-kind (d)(j)	12,670	63
Arch Coal, Inc. 7.25% 10/1/20	5,620	5,887
Atkore International, Inc. 9.875% 1/1/18 (h)	7,360	7,912
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - continued
CONSOL Energy, Inc.:
8% 4/1/17 (h)	$ 23,400	$ 25,361
8.25% 4/1/20 (h)	24,035	26,258
Drummond Co., Inc. 9% 10/15/14 (h)	7,700	8,201
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (h)	24,760	24,884
6.875% 2/1/18 (h)	24,760	24,822
7% 11/1/15 (h)	30,545	31,461
International Coal Group, Inc. 9.125% 4/1/18	12,695	13,838
Peabody Energy Corp. 7.875% 11/1/26	26,690	30,026
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (h)	11,575	12,154
Severstal Columbus LLC 10.25% 2/15/18 (h)	25,330	27,546
		238,564
Paper - 0.9%
ABI Escrow Corp. 10.25% 10/15/18 (h)	63,050	70,931
Clearwater Paper Corp. 7.125% 11/1/18 (h)	4,110	4,244
Georgia-Pacific LLC 5.4% 11/1/20 (h)	21,715	21,307
Glatfelter 7.125% 5/1/16	2,400	2,472
NewPage Corp.:
6.5544% 5/1/12 (j)	8,670	4,465
11.375% 12/31/14	18,665	18,805
		122,224
Publishing/Printing - 0.5%
American Reprographics Co. 10.5% 12/15/16 (h)	15,385	16,462
Cenveo Corp. 10.5% 8/15/16 (h)	13,585	13,653
Sun Media Corp. Canada 7.625% 2/15/13	10,365	10,365
TL Acquisitions, Inc. 10.5% 1/15/15 (h)	31,275	32,526
		73,006
Railroad - 0.1%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14	8,690	9,059
12.5% 4/1/16	6,550	8,024
		17,083
Restaurants - 0.5%
Blue Acquisition Sub, Inc. 9.875% 10/15/18 (h)	18,215	19,353
DineEquity, Inc. 9.5% 10/30/18 (h)	8,085	8,701
Dunkin Finance Corp. 9.625% 12/1/18 (h)	8,045	8,206
Landry's Restaurants, Inc.:
11.625% 12/1/15	5,235	5,549
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Restaurants - continued
Landry's Restaurants, Inc.: - continued
11.625% 12/1/15 (h)	$ 3,405	$ 3,609
Landrys Holdings, Inc. 11.5% 6/1/14 (h)	10,835	10,835
Roadhouse Financing, Inc. 10.75% 10/15/17 (h)	17,655	19,200
		75,453
Services - 0.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 9.625% 3/15/18	8,885	9,774
Garda World Security Corp. 9.75% 3/15/17 (h)	8,160	8,752
Hertz Corp. 6.75% 4/15/19 (h)(i)	18,965	19,060
Mac-Gray Corp. 7.625% 8/15/15	3,040	2,987
McJunkin Red Man Corp. 9.5% 12/15/16 (h)	29,215	28,923
MediMedia USA, Inc. 11.375% 11/15/14 (h)	3,780	3,289
NCO Group, Inc. 11.875% 11/15/14	9,865	8,583
The Geo Group, Inc. 7.75% 10/15/17	3,000	3,135
United Rentals North America, Inc. 8.375% 9/15/20	23,315	24,422
		108,925
Shipping - 0.9%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17 (h)	8,680	8,767
Navios Maritime Holdings, Inc.:
8.125% 2/15/19 (h)	14,870	14,424
8.875% 11/1/17	9,590	10,309
Swift Services Holdings, Inc. 10% 11/15/18 (h)	26,745	28,818
Teekay Corp. 8.5% 1/15/20	13,815	14,920
Trico Shipping AS 11.875% 11/1/14 (d)(h)	35,175	28,931
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	9,465	9,493
Western Express, Inc. 12.5% 4/15/15 (h)	12,550	11,672
		127,334
Specialty Retailing - 0.1%
Claire's Stores, Inc.:
9.25% 6/1/15	5,430	5,362
10.375% 6/1/15 pay-in-kind (j)	9,779	9,457
		14,819
Steel - 0.0%
RathGibson, Inc. 11.25% 2/15/14 (d)	10,989	1
Super Retail - 0.5%
Asbury Automotive Group, Inc. 8.375% 11/15/20 (h)	4,830	5,035
Michaels Stores, Inc. 7.75% 11/1/18 (h)	55,250	56,908
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Super Retail - continued
Sonic Automotive, Inc. 9% 3/15/18	$ 7,115	$ 7,542
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	3,210	3,467
		72,952
Technology - 2.4%
Brocade Communications Systems, Inc.:
6.625% 1/15/18	4,245	4,468
6.875% 1/15/20	4,245	4,526
CDW LLC/CDW Finance Corp. 8% 12/15/18 (h)	18,370	19,059
Ceridian Corp. 11.25% 11/15/15	18,535	19,184
CommScope, Inc. 8.25% 1/15/19 (h)	18,785	19,489
Fidelity National Information Services, Inc.:
7.625% 7/15/17	10,005	10,705
7.875% 7/15/20	13,340	14,407
Freescale Semiconductor, Inc. 10.75% 8/1/20 (h)	11,690	13,210
Lucent Technologies, Inc.:
6.45% 3/15/29	91,660	72,870
6.5% 1/15/28	31,722	25,219
NXP BV/NXP Funding LLC 9.75% 8/1/18 (h)	11,365	12,814
Open Solutions, Inc. 9.75% 2/1/15 (h)	4,070	2,869
Seagate HDD Cayman 7.75% 12/15/18 (h)	30,960	31,811
Spansion LLC 11.25% 1/15/16 (d)(h)	20,560	5,379
SunGard Data Systems, Inc. 7.375% 11/15/18 (h)	14,740	14,868
Telcordia Technologies, Inc. 11% 5/1/18 (h)	22,900	24,961
Unisys Corp.:
12.5% 1/15/16	15,080	16,777
12.75% 10/15/14 (h)	2,160	2,592
14.25% 9/15/15 (h)	1,732	2,096
Viasystems, Inc. 12% 1/15/15 (h)	15,180	17,248
		334,552
Telecommunications - 14.2%
Citizens Communications Co.:
7.125% 3/15/19	9,315	9,781
7.875% 1/15/27	12,690	12,309
9% 8/15/31	18,030	19,112
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (h)	38,470	41,836
Clearwire Escrow Corp. 12% 12/1/15 (h)	15,990	17,389
Digicel Group Ltd.:
8.25% 9/1/17 (h)	8,090	8,454
8.875% 1/15/15 (h)	84,295	87,035
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Digicel Group Ltd.: - continued
9.125% 1/15/15 pay-in-kind (h)(j)	$ 34,404	$ 35,608
10.5% 4/15/18 (h)	101,770	112,965
12% 4/1/14 (h)	34,455	40,312
DigitalGlobe, Inc. 10.5% 5/1/14	10,935	12,466
Frontier Communications Corp.:
8.25% 4/15/17	28,365	31,769
8.5% 4/15/20	64,520	72,746
8.75% 4/15/22	21,785	24,508
GeoEye, Inc. 9.625% 10/1/15	4,005	4,526
Global Crossing Ltd. 12% 9/15/15	12,175	13,971
Hughes Network System LLC/HNS Finance Corp. 9.5% 4/15/14	13,020	13,443
Intelsat Bermuda Ltd.:
11.25% 2/4/17	75,280	83,937
12% 2/4/17 pay-in-kind (j)	130,159	143,889
Intelsat Jackson Holdings Ltd.:
8.5% 11/1/19 (h)	16,390	17,824
9.5% 6/15/16	61,522	64,986
11.5% 6/15/16	10,045	10,773
Intelsat Ltd. 11.25% 6/15/16	68,520	73,316
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15	25,555	26,386
NII Capital Corp. 10% 8/15/16	51,970	58,206
Qwest Communications International, Inc. 7.125% 4/1/18	24,980	26,978
Sprint Capital Corp.:
6.875% 11/15/28	262,996	235,381
6.9% 5/1/19	84,385	84,596
8.75% 3/15/32	247,550	257,761
Sprint Nextel Corp. 6% 12/1/16	67,955	66,766
U.S. West Communications:
7.25% 9/15/25	2,025	2,177
7.25% 10/15/35	7,860	7,939
7.5% 6/15/23	1,710	1,714
ViaSat, Inc. 8.875% 9/15/16	5,120	5,491
VIP Finance Ireland Ltd.:
6.493% 2/2/16 (h)	14,200	14,307
7.748% 2/2/21 (h)	15,685	15,803
Wind Acquisition Finance SA:
7.25% 2/15/18 (h)	16,030	16,591
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Wind Acquisition Finance SA: - continued
11.75% 7/15/17 (h)	$ 124,615	$ 141,126
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (h)(j)	59,754	68,372
		1,982,549
Textiles & Apparel - 0.3%
Hanesbrands, Inc. 6.375% 12/15/20 (h)	24,635	23,711
Levi Strauss & Co.:
7.625% 5/15/20	7,900	8,216
8.875% 4/1/16	8,445	8,867
		40,794
TOTAL NONCONVERTIBLE BONDS		9,058,281
TOTAL CORPORATE BONDS (Cost $8,582,599)		9,141,021
Common Stocks - 18.5%
	Shares
Aerospace - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	5,185	26
Air Transportation - 0.8%
Delta Air Lines, Inc. (a)	4,665,615	54,448
United Continental Holdings, Inc. (a)(f)	2,000,000	50,800
		105,248
Automotive - 4.4%
Autoliv, Inc.	593,999	45,619
BorgWarner, Inc. (a)	750,000	50,550
Dana Holding Corp. (a)	3,504,000	62,792
Delphi Corp. Class B (a)	3,600	72,000
Ford Motor Co. (a)	2,200,000	35,090
General Motors Co.	868,900	31,706
Group 1 Automotive, Inc. (f)	1,100,000	41,624
Intermet Corp. (a)(k)	521,664	0
Tenneco, Inc. (a)	1,994,500	82,433
TRW Automotive Holdings Corp. (a)	3,100,000	184,946
		606,760
Common Stocks - continued
	Shares	Value (000s)
Building Materials - 0.4%
Nortek, Inc. (a)(g)	1,281,297	$ 49,010
Nortek, Inc. warrants 12/7/14 (a)(g)	37,280	261
		49,271
Cable TV - 0.0%
Liberty Global, Inc. Class A (a)	9,320	378
Capital Goods - 0.9%
General Cable Corp. (a)	628,979	23,279
Remy International, Inc. (a)	173,534	3,231
Remy International, Inc. (a)	347,068	6,462
Walter Energy, Inc.	755,000	98,354
		131,326
Chemicals - 2.0%
Celanese Corp. Class A	1,488,430	61,755
Chemtura Corp. (a)	417,692	6,971
Georgia Gulf Corp. (a)(g)	2,677,079	71,291
LyondellBasell Industries NV Class A (a)	3,359,423	120,738
Sterling Chemicals, Inc. (a)	897	3
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. rights (a)	280,418	19,873
		280,631
Containers - 0.0%
Constar International, Inc. (a)(g)	114,950	14
Diversified Financial Services - 0.8%
Citigroup, Inc. (a)	10,300,000	49,646
Morgan Stanley	1,800,000	52,920
New Penhall Holding Co.:
Class A (a)	26,163	2,943
Class B (a)	8,721	981
		106,490
Diversified Media - 0.0%
Discovery Communications, Inc. (a)	62,500	2,438
Discovery Communications, Inc. Class C (a)	62,500	2,123
		4,561
Electric Utilities - 0.1%
AES Corp. (a)	1,162,505	14,415
Portland General Electric Co.	20,217	452
		14,867
Energy - 1.4%
Chesapeake Energy Corp.	2,300,000	67,919
Denbury Resources, Inc. (a)	2,000,000	40,700
Common Stocks - continued
	Shares	Value (000s)
Energy - continued
Forest Oil Corp. (a)	619,993	$ 24,056
Oceaneering International, Inc. (a)	650,000	50,200
Valero Energy Corp.	525,000	13,314
		196,189
Entertainment/Film - 0.4%
Ascent Media Corp. (a)	6,250	238
The Walt Disney Co.	1,383,900	53,792
		54,030
Metals/Mining - 1.9%
Aleris International, Inc. (k)	174,420	10,291
Alpha Natural Resources, Inc. (a)	1,600,000	85,968
Haynes International, Inc.	147,429	7,183
Teck Resources Ltd. Class B (sub. vtg.)	2,750,000	166,604
		270,046
Publishing/Printing - 0.4%
Haights Cross Communications, Inc. (a)	49,867	370
Haights Cross Communications, Inc. warrants 3/11/13 (a)	69,259	24
HMH Holdings, Inc. (a)(k)	10,218,313	53,646
HMH Holdings, Inc. warrants 3/9/17 (a)	3,002,635	1,501
RDA Holding Co. warrants 2/19/14 (a)(k)	46,934	0*
SuperMedia, Inc. (a)(f)	28,716	204
		55,745
Restaurants - 0.0%
Ruth's Hospitality Group, Inc. (a)	16,266	76
Services - 0.5%
Visa, Inc. Class A	1,025,000	71,596
Shipping - 0.3%
Navios Maritime Holdings, Inc.	2,865,350	13,983
Teekay Corp.	1,000,000	33,860
US Shipping Partners Corp. (a)	51,736	0
US Shipping Partners Corp. warrants 12/31/29 (a)	484,379	0
		47,843
Steel - 0.0%
Rathgibson Acquisition Co. LLC Class A (a)(k)	544,400	5,509
Technology - 3.9%
Apple, Inc. (a)	235,000	79,740
ASAT Holdings Ltd. warrants 2/1/11 (a)(k)	2,510,300	0
Avago Technologies Ltd.	3,600,000	103,356
Google, Inc. Class A (a)	100,000	60,036
Juniper Networks, Inc. (a)	2,175,000	80,736
Common Stocks - continued
	Shares	Value (000s)
Technology - continued
MagnaChip Semiconductor LLC (a)	1,758,435	$ 1,020
Marvell Technology Group Ltd. (a)	2,500,000	47,525
National Semiconductor Corp.	1,800,000	27,288
ON Semiconductor Corp. (a)	1,556,230	17,196
Skyworks Solutions, Inc. (a)	3,400,000	108,018
Spansion, Inc. Class A (a)	982,580	19,534
		544,449
Telecommunications - 0.0%
American Tower Corp. Class A (a)	15,912	809
Textiles & Apparel - 0.3%
Arena Brands Holding Corp. Class B (a)(k)	659,302	4,899
Warnaco Group, Inc. (a)	750,000	38,310
		43,209
TOTAL COMMON STOCKS (Cost $1,969,009)		2,589,073
Preferred Stocks - 1.2%

Convertible Preferred Stocks - 0.7%
Automotive - 0.4%
General Motors Co. 4.75%	1,037,800	56,363
Diversified Media - 0.3%
Interpublic Group of Companies, Inc. 5.25%	40,000	40,280
Energy - 0.0%
Chesapeake Energy Corp. 4.50%	6,906	637
TOTAL CONVERTIBLE PREFERRED STOCKS		97,280
Nonconvertible Preferred Stocks - 0.5%
Banks & Thrifts - 0.5%
GMAC LLC 7.00% (h)	81,351	77,080
TOTAL PREFERRED STOCKS (Cost $130,902)		174,360
Floating Rate Loans - 10.1%
	Principal Amount (000s)	Value (000s)
Aerospace - 0.4%
DeCrane Aircraft Holdings, Inc. Tranche 2LN, term loan 14.25% 2/21/14 (d)(j)	$ 470	$ 322
Sequa Corp. term loan 3.56% 12/3/14 (j)	44,725	44,166
TransDigm Group, Inc. Tranche B, term loan 5% 12/6/16 (j)	4,475	4,548
		49,036
Air Transportation - 0.7%
Delta Air Lines, Inc.:
Tranche 1LN, term loan 8.75% 9/27/13 (j)	1,802	1,807
Tranche 2LN, term loan 3.5113% 4/30/14 (j)	8,402	8,318
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (j)	51,127	50,680
US Airways Group, Inc. term loan 2.76% 3/23/14 (j)	37,509	34,931
		95,736
Broadcasting - 0.8%
Univision Communications, Inc. term loan 4.51% 3/31/17 (j)	116,861	114,816
Building Materials - 0.1%
Goodman Global Group, Inc.:
Tranche 1 LN, term loan 5.75% 10/28/16 (j)	13,651	13,702
Tranche 2 LN, term loan 9% 10/28/17 (j)	690	712
		14,414
Cable TV - 0.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.26% 3/6/14 (j)	12,098	12,084
Capital Goods - 0.4%
Dresser, Inc. Tranche 2LN, term loan 6.0344% 5/4/15 pay-in-kind (j)	21,030	20,977
Remy International, Inc. Tranche B, term loan 6.25% 12/17/16 (j)	860	871
Tomkins PLC Tranche B, term loan 6.25% 9/21/16 (j)	32,785	33,277
		55,125
Chemicals - 0.3%
Arizona Chemical term loan 6.75% 11/19/16 (j)	1,905	1,940
Momentive Performance Materials, Inc. Tranche B1, term loan 2.5625% 12/4/13 (j)	27,515	27,515
Styron Corp. term loan 6% 8/1/17 (j)	6,115	6,214
		35,669
Consumer Products - 0.2%
NBTY, Inc. Tranche B, term loan 6.25% 10/1/17 (j)	5,030	5,093
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - continued
Reynolds Consumer Products Holdings, Inc. term loan:
6.25% 8/6/15 (j)	$ 9,225	$ 9,219
6.5% 5/5/16 (j)	6,640	6,636
		20,948
Containers - 0.2%
Berry Plastics Holding Corp. Tranche C, term loan 2.2844% 4/3/15 (j)	25,619	25,203
Diversified Financial Services - 0.0%
Fifth Third Processing Solutions:
Tranche 1 LN, term loan 5.5% 11/3/16 (j)	3,140	3,179
Tranche 2 LN, term loan 8.25% 11/3/17 (j)	755	780
		3,959
Electric Utilities - 1.9%
GenOn Energy, Inc. Tranche B, term loan 6% 9/20/17 (j)	6,593	6,701
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7638% 10/10/14 (j)	99,184	81,455
Tranche B2, term loan 3.7864% 10/10/14 (j)	101,118	83,170
Tranche B3, term loan 3.7633% 10/10/14 (j)	106,859	87,624
		258,950
Energy - 0.0%
Venoco, Inc. Tranche 2LN, term loan 4.3125% 5/7/14 (j)	1,906	1,896
Food & Drug Retail - 0.1%
The Great Atlantic & Pacific Tea Co. Tranche 2 LN, term loan 8.75% 6/14/12 (j)	8,215	8,297
Food/Beverage/Tobacco - 0.0%
Green Mountain Coffee Roasters, Inc. Tranche B, term loan 5.5% 12/17/16 (j)	2,325	2,340
Gaming - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 2.2602% 2/16/14 (d)(j)	646	552
Las Vegas Sands LLC:
Tranche B, term loan 3.04% 11/23/16 (j)	1,736	1,721
Tranche I, term loan 3.04% 11/23/16 (j)	351	347
		2,620
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Healthcare - 0.1%
DaVita, Inc. Tranche A, term loan 3.01% 10/20/15 (j)	$ 8,605	$ 8,627
PTS Acquisition Corp. term loan 2.51% 4/10/14 (j)	7,672	7,528
		16,155
Homebuilders/Real Estate - 1.0%
Realogy Corp.:
Credit-Linked Deposit 3.2606% 10/10/13 (j)	2,364	2,287
Tranche 2LN, term loan 13.5% 10/15/17	57,315	63,620
Tranche B, term loan 3.2857% 10/10/13 (j)	19,950	19,301
Tranche DD, term loan 3.287% 10/10/13 (j)	57,226	55,509
		140,717
Insurance - 0.0%
CNO Financial Group, Inc. Tranche B, term loan 7.5% 9/30/16 (j)	4,640	4,715
Paper - 0.0%
White Birch Paper Co.:
term loan 12% 3/1/11 (j)	1,492	1,476
Tranche 1LN, term loan 7% 5/8/14 (d)(j)	7,212	361
Tranche DD, term loan 6.7163% 3/1/11 (j)(l)	517	512
		2,349
Publishing/Printing - 0.5%
Getty Images, Inc. Tranche B, term loan 5.25% 11/5/16 (j)	16,000	16,240
Thomson Learning Tranche B, term loan 2.55% 7/5/14 (j)	47,984	47,144
Visant Corp. Tranche B, term loan 7% 12/22/16 (j)	6,346	6,441
		69,825
Restaurants - 0.2%
Burger King Corp. Tranche B, term loan 6.25% 10/19/16 (j)	14,715	14,807
DineEquity, Inc. term loan 6% 10/19/17 (j)	16,908	17,141
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5601% 6/14/13 (j)	207	203
term loan 2.625% 6/14/14 (j)	2,009	1,977
		34,128
Services - 0.2%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.3125% 2/7/15 (j)	3,135	2,947
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Services - continued
ServiceMaster Co.:
term loan 2.7748% 7/24/14 (j)	$ 23,469	$ 23,175
Tranche DD, term loan 2.76% 7/24/14 (j)	2,418	2,388
		28,510
Shipping - 0.1%
Swift Transportation Co., Inc. Tranche B, term loan 6% 12/21/16 (j)	8,872	8,983
Trico Shipping AS term loan:
13.5% 9/21/11	721	721
13.5% 9/21/11	337	337
		10,041
Specialty Retailing - 0.8%
Burlington Coat Factory Warehouse Corp. term loan 2.549% 5/28/13 (j)	22,517	22,291
Michaels Stores, Inc.:
Tranche B1, term loan 2.5625% 10/31/13 (j)	15,742	15,722
Tranche B2, term loan 4.8125% 7/31/16 (j)	67,829	68,846
		106,859
Super Retail - 0.0%
PETCO Animal Supplies, Inc. Tranche B, term loan 6% 11/24/17 (j)	4,680	4,756
Technology - 1.0%
CommScope, Inc. term loan 5% 1/14/18 (j)	3,545	3,589
Freescale Semiconductor, Inc. term loan 4.5106% 12/1/16 (j)	89,655	89,655
Kronos, Inc.:
Tranche 1LN, term loan 2.0528% 6/11/14 (j)	33,916	33,874
Tranche 2LN, term loan 6.0528% 6/11/15 (j)	8,615	8,410
Open Solutions, Inc. term loan 2.415% 1/23/14 (j)	1,059	908
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 6.25% 12/16/16 (j)	8,650	8,758
		145,194
Telecommunications - 1.0%
Intelsat Jackson Holdings Ltd. term loan 3.3031% 2/1/14 (j)	77,805	75,082
Intelsat Jackson Holdings SA Tranche B, term loan 5.25% 4/2/18 (j)	59,210	59,950
		135,032
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Textiles & Apparel - 0.0%
Levi Strauss & Co. term loan 2.51% 4/4/14 (j)	$ 5,840	$ 5,709
TOTAL FLOATING RATE LOANS (Cost $1,290,157)		1,405,083
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	6,829,194	0
Money Market Funds - 4.4%

Fidelity Cash Central Fund, 0.19% (b)	599,550,398	599,550
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	8,372,743	8,373
TOTAL MONEY MARKET FUNDS (Cost $607,923)		607,923
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $12,580,590)		13,917,460
NET OTHER ASSETS (LIABILITIES) - 0.3%		47,397
NET ASSETS - 100%		$ 13,964,857
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,886,831,000 or 27.8% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $74,345,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 6,105
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$ 21,592
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
HMH Holdings, Inc.	5/2/08 - 3/9/10	$ 172,452
Intermet Corp.	1/7/05 - 1/13/05	$ 9,879
Rathgibson Acquisition Co. LLC Class A	6/9/10	$ 2,889
RDA Holding Co. warrants 2/19/14	2/27/07	$ 14,730

(l) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $273,000 and $270,000, respectively. The coupon rate will be determined at time of settlement.

* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,023
Fidelity Securities Lending Cash Central Fund	77
Total	$ 1,100
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Constar International, Inc.	$ 1,897	$ -	$ -	$ -	$ 14
Georgia Gulf Corp.	53,613	-	-	-	71,291
Nortek, Inc.	60,221	-	-	-	49,010
Nortek, Inc. warrants 12/7/14	148	-	-	-	261
Total	$ 115,879	$ -	$ -	$ -	$ 120,576
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
(Amounts in thousands) Equities:
Consumer Discretionary	$ 871,095	$ 698,375	$ 165,926	$ 6,794
Energy	316,654	316,654	-	-
Financials	183,570	102,566	77,080	3,924
Industrials	191,807	191,781	-	26
Information Technology	616,045	615,025	-	1,020
Materials	568,586	552,783	10,291	5,512
Telecommunication Services	809	809	-	-
Utilities	14,867	14,867	-	-
Corporate Bonds	9,141,021	-	9,132,464	8,557
Floating Rate Loans	1,405,083	-	1,405,083	-
Other	-	-	-	-
Money Market Funds	607,923	607,923	-	-
Total Investments in Securities:	$ 13,917,460	$ 3,100,783	$ 10,790,844	$ 25,833
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 15,232
Total Realized Gain (Loss)	(7,074)
Total Unrealized Gain (Loss)	(11,746)
Cost of Purchases	7,436
Proceeds of Sales	(13,379)
Amortization/Accretion	(397)
Transfers in to Level 3	35,761
Transfers out of Level 3	-
Ending Balance	$ 25,833
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ (20,998)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $12,468,267,000. Net unrealized appreciation aggregated $1,449,193,000, of which $2,003,198,000 related to appreciated investment securities and $554,005,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Focused High Income Fund

January 31, 2011

1.813015.106

FFH-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 89.3%
	Principal Amount	Value
Aerospace - 1.7%
Alliant Techsystems, Inc. 6.875% 9/15/20	$ 3,735,000	$ 3,856,388
BE Aerospace, Inc.:
6.875% 10/1/20	690,000	715,875
8.5% 7/1/18	4,680,000	5,101,200
Esterline Technologies Corp. 7% 8/1/20	1,925,000	2,006,813
		11,680,276
Air Transportation - 2.1%
American Airlines, Inc. pass-thru trust certificates 8.608% 10/1/12	2,020,000	2,030,100
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	153,857	160,780
6.75% 9/15/15 (b)	2,765,000	2,878,918
Continental Airlines, Inc. 9.25% 5/10/17	1,101,839	1,178,967
Delta Air Lines, Inc. pass-thru trust certificates:
8.021% 8/10/22	1,697,638	1,782,520
8.954% 8/10/14	2,645,902	2,784,812
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	1,078,789	1,068,001
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	131,390	128,105
9.75% 1/15/17	1,781,104	2,057,175
12% 1/15/16 (b)	297,637	339,306
		14,408,684
Automotive - 3.9%
Dana Holding Corp.:
6.5% 2/15/19	400,000	405,500
6.75% 2/15/21	265,000	269,306
Ford Motor Credit Co. LLC:
5.625% 9/15/15	2,755,000	2,906,525
6.625% 8/15/17	8,570,000	9,105,625
7% 4/15/15	2,505,000	2,764,769
8% 12/15/16	4,675,000	5,302,708
8.125% 1/15/20	2,500,000	2,927,968
Navistar International Corp. 8.25% 11/1/21	1,550,000	1,701,125
Tenneco, Inc. 6.875% 12/15/20 (b)	1,060,000	1,089,150
		26,472,676
Banks & Thrifts - 2.6%
Bank of America Corp.:
8% (d)	5,475,000	5,611,875
8.125% (d)	4,060,000	4,171,650
Fifth Third Capital Trust IV 6.5% 4/15/67 (d)	1,615,000	1,582,700
Nonconvertible Bonds - continued
	Principal Amount	Value
Banks & Thrifts - continued
Regions Bank 7.5% 5/15/18	$ 1,545,000	$ 1,626,113
Regions Financial Corp. 4.875% 4/26/13	800,000	788,000
Zions Bancorp. 7.75% 9/23/14	3,480,000	3,697,041
		17,477,379
Broadcasting - 1.0%
Belo Corp. 8% 11/15/16	4,685,000	5,089,316
Citadel Broadcasting Corp. 7.75% 12/15/18 (b)	1,585,000	1,688,025
		6,777,341
Building Materials - 0.9%
Building Materials Corp. of America 6.875% 8/15/18 (b)	6,040,000	6,130,600
Cable TV - 2.7%
CSC Holdings LLC:
8.5% 6/15/15	4,895,000	5,360,025
8.625% 2/15/19	5,415,000	6,213,713
UPC Germany GmbH 8.125% 12/1/17 (b)	4,110,000	4,428,525
Videotron Ltd. 9.125% 4/15/18	1,820,000	2,033,850
		18,036,113
Capital Goods - 0.8%
Amsted Industries, Inc. 8.125% 3/15/18 (b)	1,640,000	1,758,900
SPX Corp. 6.875% 9/1/17 (b)	3,645,000	3,909,263
		5,668,163
Chemicals - 0.9%
Celanese US Holdings LLC 6.625% 10/15/18 (b)	1,265,000	1,318,763
LBI Escrow Corp. 8% 11/1/17 (b)	3,195,000	3,578,400
Nalco Co. 6.625% 1/15/19 (b)	1,080,000	1,123,200
		6,020,363
Consumer Products - 0.3%
Jarden Corp. 6.125% 11/15/22	2,315,000	2,245,550
Containers - 0.6%
Greif, Inc. 6.75% 2/1/17	3,805,000	4,023,788
Diversified Financial Services - 9.2%
Aircastle Ltd. 9.75% 8/1/18	2,960,000	3,293,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	12,620,000	12,935,500
7.75% 1/15/16 (b)	1,055,000	1,081,375
8% 1/15/18	7,740,000	7,933,500
8% 1/15/18 (b)	1,055,000	1,081,375
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(d)	470,000	376,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
International Lease Finance Corp.:
5.625% 9/20/13	$ 585,000	$ 598,163
5.65% 6/1/14	4,090,000	4,197,363
6.5% 9/1/14 (b)	935,000	1,000,450
6.625% 11/15/13	615,000	642,675
6.75% 9/1/16 (b)	2,935,000	3,147,788
7.125% 9/1/18 (b)	3,760,000	4,051,400
8.625% 9/15/15 (b)	6,505,000	7,253,075
8.75% 3/15/17 (b)	3,850,000	4,321,625
8.875% 9/1/17	1,000,000	1,127,500
Reliance Intermediate Holdings LP 9.5% 12/15/19 (b)	3,250,000	3,493,750
SLM Corp.:
6.25% 1/25/16	900,000	902,250
8% 3/25/20	3,935,000	4,112,075
		61,548,864
Diversified Media - 0.2%
Liberty Media Corp.:
8.25% 2/1/30	1,505,000	1,463,613
8.5% 7/15/29	115,000	112,988
		1,576,601
Electric Utilities - 6.6%
AES Corp.:
7.75% 3/1/14	580,000	627,850
7.75% 10/15/15	4,935,000	5,329,800
8% 10/15/17	4,550,000	4,914,000
9.75% 4/15/16	505,000	582,013
Calpine Construction Finance Co. LP 8% 6/1/16 (b)	6,410,000	6,842,675
Intergen NV 9% 6/30/17 (b)	4,889,000	5,243,453
IPALCO Enterprises, Inc. 7.25% 4/1/16 (b)	805,000	867,388
Mirant Americas Generation LLC:
8.5% 10/1/21	1,015,000	1,058,138
9.125% 5/1/31	1,050,000	1,081,500
NRG Energy, Inc. 7.375% 2/1/16	2,645,000	2,737,575
NSG Holdings II, LLC 7.75% 12/15/25 (b)	9,805,000	9,118,650
NV Energy, Inc. 6.25% 11/15/20	2,295,000	2,277,788
Otter Tail Corp. 9% 12/15/16	1,343,000	1,463,870
Puget Energy, Inc. 6.5% 12/15/20 (b)	2,170,000	2,164,575
		44,309,275
Energy - 9.5%
AmeriGas Partners LP/AmeriGas Finance Corp. 6.5% 5/20/21	1,740,000	1,770,450
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Continental Resources, Inc. 7.125% 4/1/21 (b)	$ 3,000,000	$ 3,165,000
Covanta Holding Corp. 7.25% 12/1/20	2,845,000	2,923,764
Drummond Co., Inc. 7.375% 2/15/16	4,460,000	4,638,400
El Paso Corp.:
7% 6/15/17	2,005,000	2,165,400
7.25% 6/1/18	1,865,000	2,023,525
Energy Transfer Equity LP 7.5% 10/15/20	3,770,000	4,015,050
Exterran Holdings, Inc. 7.25% 12/1/18 (b)	4,240,000	4,261,200
Frontier Oil Corp.:
6.875% 11/15/18	3,605,000	3,713,150
8.5% 9/15/16	3,860,000	4,168,800
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21 (b)(c)	1,025,000	1,032,688
7% 10/1/18 (b)	1,145,000	1,173,625
Kinder Morgan Finance Co. LLC 6% 1/15/18 (b)	2,115,000	2,107,069
Pan American Energy LLC 7.875% 5/7/21 (b)	1,600,000	1,710,000
Pioneer Natural Resources Co.:
6.65% 3/15/17	4,125,000	4,413,750
7.5% 1/15/20	2,265,000	2,502,825
Plains Exploration & Production Co.:
7% 3/15/17	565,000	584,775
7.625% 6/1/18	5,355,000	5,662,913
7.75% 6/15/15	3,835,000	4,007,575
10% 3/1/16	785,000	887,050
Precision Drilling Corp. 6.625% 11/15/20 (b)	5,500,000	5,678,750
Range Resources Corp. 6.75% 8/1/20	875,000	920,938
		63,526,697
Entertainment/Film - 0.1%
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (b)	470,000	500,550
Food & Drug Retail - 1.0%
Albertsons, Inc.:
7.45% 8/1/29	5,015,000	3,986,925
7.75% 6/15/26	50,000	39,750
8% 5/1/31	1,670,000	1,356,875
SUPERVALU, Inc. 8% 5/1/16	1,120,000	1,089,200
		6,472,750
Food/Beverage/Tobacco - 0.2%
C&S Group Enterprises LLC 8.375% 5/1/17 (b)	1,460,000	1,445,400
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - 2.2%
Scientific Games Corp. 7.875% 6/15/16 (b)	$ 4,051,000	$ 4,192,785
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	9,775,000	10,349,281
		14,542,066
Healthcare - 6.3%
HCA, Inc.:
8.5% 4/15/19	7,615,000	8,471,688
9.125% 11/15/14	4,525,000	4,751,250
9.25% 11/15/16	1,935,000	2,082,544
9.625% 11/15/16 pay-in-kind (d)	3,276,591	3,538,718
9.875% 2/15/17	620,000	686,650
Mylan, Inc.:
6% 11/15/18 (b)	1,755,000	1,794,488
7.625% 7/15/17 (b)	1,705,000	1,811,563
7.875% 7/15/20 (b)	355,000	394,050
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (b)	820,000	811,800
7% 1/15/16	7,950,000	8,158,688
7.5% 2/15/20	655,000	687,750
Senior Housing Properties Trust 6.75% 4/15/20	5,085,000	5,393,095
Ventas Realty LP:
6.5% 6/1/16	710,000	734,850
6.5% 6/1/16	2,620,000	2,711,700
		42,028,834
Homebuilders/Real Estate - 0.7%
CB Richard Ellis Services, Inc. 6.625% 10/15/20 (b)	4,415,000	4,415,000
Hotels - 2.1%
Host Hotels & Resorts LP:
6% 11/1/20 (b)	6,835,000	6,800,825
6.875% 11/1/14	135,000	139,050
9% 5/15/17	4,845,000	5,414,288
Host Marriott LP 7.125% 11/1/13	1,643,000	1,659,430
		14,013,593
Leisure - 3.7%
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	3,175,000	3,333,750
Royal Caribbean Cruises Ltd.:
6.875% 12/1/13	1,635,000	1,745,363
7.25% 3/15/18	1,130,000	1,203,450
11.875% 7/15/15	1,555,000	1,912,650
Nonconvertible Bonds - continued
	Principal Amount	Value
Leisure - continued
Royal Caribbean Cruises Ltd.: - continued
yankee:
7% 6/15/13	$ 3,495,000	$ 3,739,650
7.25% 6/15/16	9,215,000	9,906,125
7.5% 10/15/27	3,130,000	3,090,875
		24,931,863
Metals/Mining - 1.8%
CONSOL Energy, Inc.:
8% 4/1/17 (b)	5,830,000	6,318,554
8.25% 4/1/20 (b)	1,335,000	1,458,488
Drummond Co., Inc. 9% 10/15/14 (b)	320,000	340,800
Massey Energy Co. 6.875% 12/15/13	3,010,000	3,070,200
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (b)	585,000	614,250
		11,802,292
Paper - 1.0%
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20	3,300,000	3,572,250
Verso Paper Holdings LLC/Verso Paper, Inc. 11.5% 7/1/14	2,620,000	2,895,100
		6,467,350
Services - 1.0%
FTI Consulting, Inc.:
6.75% 10/1/20 (b)	5,000,000	4,950,000
7.75% 10/1/16	1,100,000	1,155,000
PHH Corp. 9.25% 3/1/16 (b)	925,000	985,125
		7,090,125
Shipping - 1.6%
Navios Maritime Holdings, Inc. 8.875% 11/1/17	6,940,000	7,460,500
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	365,000	320,288
8.125% 3/30/18	2,820,000	2,841,150
		10,621,938
Specialty Retailing - 0.9%
Sears Holdings Corp. 6.625% 10/15/18 (b)	6,005,000	5,764,800
Steel - 1.1%
Steel Dynamics, Inc.:
6.75% 4/1/15	3,460,000	3,529,200
7.375% 11/1/12	1,660,000	1,755,450
7.625% 3/15/20 (b)	1,720,000	1,840,400
		7,125,050
Nonconvertible Bonds - continued
	Principal Amount	Value
Super Retail - 2.5%
AutoNation, Inc. 6.75% 4/15/18	$ 2,840,000	$ 2,932,300
QVC, Inc. 7.125% 4/15/17 (b)	1,655,000	1,758,438
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	9,485,000	10,243,800
Toys 'R' Us, Inc. 7.375% 9/1/16 (b)	1,790,000	1,875,025
		16,809,563
Technology - 8.5%
Advanced Micro Devices, Inc. 7.75% 8/1/20	18,025,000	18,520,672
Amkor Technology, Inc. 7.375% 5/1/18	13,395,000	13,930,800
Fidelity National Information Services, Inc.:
7.625% 7/15/17	5,575,000	5,965,250
7.875% 7/15/20	585,000	631,800
Jabil Circuit, Inc.:
5.625% 12/15/20	3,255,000	3,206,175
7.75% 7/15/16	1,180,000	1,339,300
8.25% 3/15/18	1,335,000	1,528,575
Lucent Technologies, Inc. 6.45% 3/15/29	373,000	296,535
Seagate HDD Cayman 6.875% 5/1/20 (b)	580,000	556,800
Seagate Technology HDD Holdings 6.8% 10/1/16	2,780,000	2,835,600
Xerox Capital Trust I 8% 2/1/27	8,029,000	8,149,435
		56,960,942
Telecommunications - 11.6%
Citizens Communications Co.:
7.875% 1/15/27	1,375,000	1,333,750
9% 8/15/31	6,545,000	6,937,700
Equinix, Inc. 8.125% 3/1/18	9,220,000	9,957,600
Frontier Communications Corp.:
7.875% 4/15/15	1,405,000	1,557,724
8.125% 10/1/18	4,740,000	5,308,800
8.25% 4/15/17	3,000,000	3,360,000
8.5% 4/15/20	1,335,000	1,505,213
Nextel Communications, Inc.:
5.95% 3/15/14	4,960,000	4,966,200
6.875% 10/31/13	6,865,000	6,907,906
7.375% 8/1/15	7,820,000	7,878,650
NII Capital Corp.:
8.875% 12/15/19	4,780,000	5,210,200
10% 8/15/16	4,465,000	5,000,800
Qwest Communications International, Inc.:
Series B 7.5% 2/15/14	285,000	289,275
7.125% 4/1/18	2,855,000	3,083,400
8% 10/1/15	3,750,000	4,059,375
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Sprint Nextel Corp. 6% 12/1/16	$ 4,815,000	$ 4,730,738
U.S. West Communications 7.5% 6/15/23	5,238,000	5,251,095
Wind Acquisition Finance SA 7.25% 2/15/18 (b)	820,000	848,700
		78,187,126
TOTAL NONCONVERTIBLE BONDS (Cost $557,819,192)		599,081,612
Floating Rate Loans (e) - 4.7%

Aerospace - 0.0%
TransDigm Group, Inc. Tranche B, term loan 5% 12/6/16 (d)	220,000	223,575
Automotive - 2.1%
Federal-Mogul Corp.:
Tranche B, term loan 2.1975% 12/27/14 (d)	6,103,716	5,920,605
Tranche C, term loan 2.1975% 12/27/15 (d)	3,147,420	3,029,392
Ford Motor Co. term loan 3.02% 12/15/13 (d)	5,391,731	5,398,470
		14,348,467
Diversified Financial Services - 0.3%
AWAS Aviation Acquisitions Ltd. term loan 7.75% 6/10/16 (d)	1,945,300	2,001,227
Electric Utilities - 0.9%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.3028% 3/30/12 (d)	276,707	275,669
term loan 3.3028% 3/30/14 (d)	5,724,770	5,703,302
		5,978,971
Gaming - 0.3%
Las Vegas Sands LLC:
Tranche B, term loan 3.04% 11/23/16 (d)	1,378,035	1,365,977
Tranche I, term loan 3.04% 11/23/16 (d)	276,965	273,849
		1,639,826
Publishing/Printing - 0.4%
Newsday LLC term loan 10.5% 8/1/13	1,685,000	1,792,503
Visant Corp. Tranche B, term loan 7% 12/22/16 (d)	783,038	794,783
		2,587,286
Shipping - 0.1%
Swift Transportation Co., Inc. Tranche B, term loan 6% 12/21/16 (d)	443,376	448,919
Floating Rate Loans (e) - continued
	Principal Amount	Value
Technology - 0.0%
CommScope, Inc. term loan 5% 1/14/18 (d)	$ 170,000	$ 172,125
Telecommunications - 0.6%
Asurion Corp. Tranche B 2LN, term loan 6.75% 3/31/15 (d)	2,455,000	2,488,756
TowerCo Finance LLC term loan 5.25% 2/2/17 (d)	1,585,000	1,592,925
		4,081,681
TOTAL FLOATING RATE LOANS (Cost $28,580,933)		31,482,077
Money Market Funds - 4.7%
	Shares
Fidelity Cash Central Fund, 0.19% (a) (Cost $31,728,261)	31,728,261	31,728,261
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $618,128,386)		662,291,950
NET OTHER ASSETS (LIABILITIES) - 1.3%		9,050,249
NET ASSETS - 100%		$ 671,342,199
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $146,892,802 or 21.9% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 61,947
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 599,081,612	$ -	$ 599,081,612	$ -
Floating Rate Loans	31,482,077	-	31,482,077	-
Money Market Funds	31,728,261	31,728,261	-	-
Total Investments in Securities:	$ 662,291,950	$ 31,728,261	$ 630,563,689	$ -
Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $613,346,645. Net unrealized appreciation aggregated $48,945,305, of which $50,463,694 related to appreciated investment securities and $1,518,389 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® High Income Fund -
High Income Fund
Class F

January 31, 2011

1.813069.106

SPH-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 76.0%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.8%
Building Materials - 0.0%
General Cable Corp. 0.875% 11/15/13	$ 3,500	$ 3,542
Capital Goods - 0.2%
AGCO Corp. 1.75% 12/31/33	4,300	9,756
General Cable Corp. 4.5% 11/15/29 (d)	3,940	4,916
		14,672
Energy - 0.2%
Chesapeake Energy Corp. 2.75% 11/15/35	19,025	20,922
Healthcare - 0.1%
Alere, Inc. 3% 5/15/16	4,000	4,480
Metals/Mining - 0.1%
Peabody Energy Corp. 4.75% 12/15/66	3,600	4,563
Shipping - 0.0%
Ultrapetrol (Bahamas) Ltd. 7.25% 1/15/17 (e)	2,500	2,500
Super Retail - 0.0%
Sonic Automotive, Inc. 5% 10/1/29	1,830	2,207
Technology - 0.2%
CommScope, Inc. 3.25% 7/1/15	9,900	12,992
TOTAL CONVERTIBLE BONDS		65,878
Nonconvertible Bonds - 75.2%
Aerospace - 0.8%
Alliant Techsystems, Inc. 6.875% 9/15/20	13,165	13,593
BE Aerospace, Inc. 6.875% 10/1/20	8,710	9,037
Esterline Technologies Corp. 7% 8/1/20	8,375	8,731
Sequa Corp.:
11.75% 12/1/15 (e)	30,635	33,239
13.5% 12/1/15 pay-in-kind (e)	3,198	3,534
		68,134
Air Transportation - 0.5%
Air Canada 9.25% 8/1/15 (e)	22,875	24,476
Continental Airlines, Inc. 9.25% 5/10/17	6,008	6,428
Delta Air Lines, Inc. 9.5% 9/15/14 (e)	3,397	3,703
Delta Air Lines, Inc. pass-thru trust certificates 7.779% 1/2/12	49	49
United Air Lines, Inc. 9.875% 8/1/13 (e)	4,364	4,741
		39,397
Automotive - 2.4%
Accuride Corp. 9.5% 8/1/18 (e)	1,335	1,482
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Affinia Group, Inc. 9% 11/30/14 (e)	$ 4,555	$ 4,714
ArvinMeritor, Inc. 10.625% 3/15/18	4,645	5,295
Commercial Vehicle Group, Inc. 8% 7/1/13	1,885	1,847
Dana Holding Corp.:
6.5% 2/15/19	5,095	5,165
6.75% 2/15/21	3,395	3,450
Exide Technologies 8.625% 2/1/18 (e)	4,590	4,814
Ford Motor Credit Co. LLC:
7.5% 8/1/12	13,245	14,106
8% 12/15/16	3,960	4,492
8.125% 1/15/20	20,830	24,396
Lear Corp.:
7.875% 3/15/18	3,040	3,283
8.125% 3/15/20	3,375	3,713
Navistar International Corp. 8.25% 11/1/21	16,795	18,433
Stoneridge, Inc. 9.5% 10/15/17 (e)	4,855	5,365
Tenneco, Inc.:
7.75% 8/15/18 (e)	3,180	3,371
8.125% 11/15/15	36,585	39,054
The Goodyear Tire & Rubber Co. 10.5% 5/15/16	12,050	13,617
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (e)	22,859	24,916
TRW Automotive, Inc.:
7% 3/15/14 (e)	13,910	15,301
8.875% 12/1/17 (e)	3,685	4,164
UCI International, Inc. 8.625% 2/15/19 (e)	1,685	1,757
		202,735
Banks & Thrifts - 4.2%
Bank of America Corp. 8.125% (f)	18,040	18,536
CIT Group, Inc.:
7% 5/1/13	4,518	4,620
7% 5/1/14	7,533	7,684
7% 5/1/15	38,669	39,200
7% 5/1/16	90,435	91,339
7% 5/1/17	47,277	47,691
Citigroup Capital XXI 8.3% 12/21/77 (f)	8,880	9,280
GMAC LLC:
6.625% 5/15/12	29,855	31,124
6.625% 5/15/12	8,040	8,382
6.75% 12/1/14	19,665	21,091
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Banks & Thrifts - continued
GMAC LLC: - continued
6.875% 9/15/11	$ 7,466	$ 7,653
6.875% 8/28/12	8,276	8,710
7.5% 12/31/13	10,240	11,085
Wells Fargo & Co. 7.98% (f)	13,310	14,075
Wells Fargo Capital XIII 7.7% (f)	7,175	7,417
Zions Bancorp. 7.75% 9/23/14	27,255	28,955
		356,842
Broadcasting - 0.9%
Clear Channel Communications, Inc. 10.75% 8/1/16	8,690	8,125
LIN Television Corp. 6.5% 5/15/13	5,595	5,623
Nexstar Broadcasting, Inc.:
7% 1/15/14	5,899	5,766
7% 1/15/14 pay-in-kind	17,971	17,499
Nexstar Broadcasting, Inc./Mission, Inc. 8.875% 4/15/17 (e)	11,270	12,172
Univision Communications, Inc.:
7.875% 11/1/20 (e)	7,495	7,982
8.5% 5/15/21 (e)	18,060	18,715
		75,882
Building Materials - 1.2%
Associated Materials LLC 9.125% 11/1/17 (e)	4,020	4,322
Cemex SA de CV 9% 1/11/18 (e)	9,110	9,255
General Cable Corp.:
2.6778% 4/1/15 (f)	16,425	15,563
7.125% 4/1/17	19,795	20,389
Interline Brands, Inc. 7% 11/15/18	5,170	5,312
Masco Corp. 7.125% 3/15/20	9,025	9,296
Nortek, Inc. 11% 12/1/13	25,915	27,599
Texas Industries, Inc. 9.25% 8/15/20	7,865	8,416
		100,152
Cable TV - 2.4%
Cablevision Systems Corp. 8.625% 9/15/17	23,705	26,431
CCO Holdings LLC/CCO Holdings Capital Corp.:
7% 1/15/19	27,405	27,611
7% 1/15/19 (e)	6,410	6,458
7.875% 4/30/18	6,340	6,705
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (e)	23,810	25,001
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	$ 23,727	$ 28,710
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (e)(f)	26,875	28,320
10.875% 9/15/14 (d)(e)	15,405	17,272
CSC Holdings LLC:
8.5% 4/15/14	12,890	14,405
8.625% 2/15/19	9,355	10,735
EchoStar Communications Corp. 7.125% 2/1/16	13,680	14,296
		205,944
Capital Goods - 1.0%
Amsted Industries, Inc. 8.125% 3/15/18 (e)	15,960	17,117
Briggs & Stratton Corp. 6.875% 12/15/20	4,905	5,101
Chart Industries, Inc. 9.125% 10/15/15	10,135	10,515
Coleman Cable, Inc. 9% 2/15/18	24,703	25,568
SPX Corp. 7.625% 12/15/14	14,410	15,743
Terex Corp. 10.875% 6/1/16	8,765	10,145
		84,189
Chemicals - 1.6%
Celanese US Holdings LLC 6.625% 10/15/18 (e)	9,240	9,633
CF Industries Holdings, Inc. 6.875% 5/1/18	14,065	15,366
Chemtura Corp. 7.875% 9/1/18 (e)	18,125	19,439
Ferro Corp. 7.875% 8/15/18	2,685	2,866
Georgia Gulf Corp. 9% 1/15/17 (e)	13,320	14,752
LBI Escrow Corp. 8% 11/1/17 (e)	16,305	18,262
Nalco Co. 6.625% 1/15/19 (e)	13,145	13,671
NOVA Chemicals Corp.:
6.5% 1/15/12	6,390	6,598
8.375% 11/1/16	14,485	15,807
8.625% 11/1/19	13,425	14,902
OMNOVA Solutions, Inc. 7.875% 11/1/18 (e)	2,270	2,338
Polymer Group, Inc. 7.75% 2/1/19 (e)	3,380	3,481
PolyOne Corp. 7.375% 9/15/20	3,860	4,063
		141,178
Consumer Products - 0.3%
Armored AutoGroup, Inc. 9.25% 11/1/18 (e)	8,210	8,374
Elizabeth Arden, Inc. 7.375% 3/15/21 (e)	3,345	3,445
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Consumer Products - continued
Jarden Corp. 6.125% 11/15/22	$ 6,640	$ 6,441
Prestige Brands, Inc. 8.25% 4/1/18 (e)	5,000	5,175
		23,435
Containers - 1.4%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (e)	2,465	2,601
Berry Plastics Corp. 5.0531% 2/15/15 (f)	58,885	58,885
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21 (e)	9,930	10,029
Graham Packaging Co. LP/GPC Capital Corp. 8.25% 10/1/18	9,070	9,569
Graphic Packaging International, Inc. 7.875% 10/1/18	5,920	6,275
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA:
7.125% 4/15/19 (e)	5,885	6,047
9% 4/15/19 (e)	6,735	7,072
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (e)	8,395	8,469
8.25% 2/15/21 (e)	8,395	8,469
Solo Cup Co. 8.5% 2/15/14	5,595	5,063
		122,479
Diversified Financial Services - 5.4%
Aircastle Ltd. 9.75% 8/1/18	3,750	4,172
Capital One Capital V 10.25% 8/15/39	17,700	19,138
Constellation Enterprise LLC 10.625% 2/1/16 (e)	5,780	5,925
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
8% 1/15/18	59,900	61,398
8% 1/15/18 (e)	1,860	1,907
Ineos Finance PLC 9% 5/15/15 (e)	5,805	6,356
International Lease Finance Corp.:
5.3% 5/1/12	4,945	5,050
5.625% 9/20/13	11,125	11,375
5.65% 6/1/14	7,935	8,143
5.875% 5/1/13	8,230	8,497
6.375% 3/25/13	2,185	2,278
6.625% 11/15/13	14,900	15,571
7.125% 9/1/18 (e)	36,960	39,824
8.625% 9/15/15 (e)	84,335	94,034
8.75% 3/15/17 (e)	56,175	63,056
8.875% 9/1/17	22,650	25,538
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
Offshore Group Investment Ltd. 11.5% 8/1/15 (e)	$ 6,115	$ 6,757
Penson Worldwide, Inc. 12.5% 5/15/17 (e)	30,695	29,774
Pinafore LLC/Pinafore, Inc. 9% 10/1/18 (e)	5,725	6,283
SLM Corp.:
6.25% 1/25/16	11,195	11,223
8% 3/25/20	19,840	20,733
8.45% 6/15/18	13,615	14,705
		461,737
Diversified Media - 0.8%
Checkout Holding Corp. 0% 11/15/15 (e)	6,860	4,364
Entravision Communication Corp. 8.75% 8/1/17	7,725	8,227
Interpublic Group of Companies, Inc. 10% 7/15/17	6,635	7,829
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (c)	8,855	9,298
7.75% 10/15/18 (e)	16,590	17,710
11.5% 5/1/16	21,670	25,408
		72,836
Electric Utilities - 4.7%
AES Corp.:
8% 10/15/17	34,975	37,773
9.75% 4/15/16	8,265	9,525
Aguila 3 SA 7.875% 1/31/18 (e)	6,295	6,476
Calpine Corp.:
7.5% 2/15/21 (e)	95,655	95,879
7.875% 7/31/20 (e)	52,460	54,558
CMS Energy Corp. 8.75% 6/15/19	7,635	9,079
Edison Mission Energy 7.2% 5/15/19	7,465	5,935
Energy Future Holdings Corp.:
10% 1/15/20 (e)	4,260	4,494
10.875% 11/1/17	2,047	1,535
12% 11/1/17 pay-in-kind (f)	1,524	944
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 10% 12/1/20	8,783	9,266
GenOn Escrow Corp.:
9.5% 10/15/18 (e)	17,705	18,457
9.875% 10/15/20 (e)	12,705	13,245
Intergen NV 9% 6/30/17 (e)	12,760	13,685
Mirant Americas Generation LLC:
8.5% 10/1/21	20,635	21,512
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Mirant Americas Generation LLC: - continued
9.125% 5/1/31	$ 30,750	$ 31,673
NRG Energy, Inc. 7.375% 2/1/16	9,855	10,200
NSG Holdings II, LLC 7.75% 12/15/25 (e)	17,575	16,345
RRI Energy, Inc. 7.875% 6/15/17	31,500	31,736
Tenaska Alabama Partners LP 7% 6/30/21 (e)	3,487	3,714
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Series A, 10.25% 11/1/15	12,180	7,491
		403,522
Energy - 8.0%
AmeriGas Partners LP/AmeriGas Finance Corp. 6.5% 5/20/21	9,135	9,295
Aquilex Holdings LLC/Aquilex Finance Corp. 11.125% 12/15/16	5,645	5,871
ATP Oil & Gas Corp. 11.875% 5/1/15	52,860	52,199
Berry Petroleum Co. 6.75% 11/1/20	3,310	3,376
Calfrac Holdings LP 7.5% 12/1/20 (e)	7,630	7,840
Carrizo Oil & Gas, Inc. 8.625% 10/15/18 (e)	4,790	5,030
Chesapeake Energy Corp.:
6.5% 8/15/17	18,810	19,327
7.625% 7/15/13	10,985	12,043
9.5% 2/15/15	23,175	27,115
Connacher Oil and Gas Ltd.:
10.25% 12/15/15 (e)	10,827	11,395
11.75% 7/15/14 (e)	6,130	6,651
Continental Resources, Inc.:
7.125% 4/1/21 (e)	5,310	5,602
7.375% 10/1/20	7,790	8,296
Covanta Holding Corp. 7.25% 12/1/20	10,245	10,529
Denbury Resources, Inc. 8.25% 2/15/20	8,683	9,551
Drummond Co., Inc. 7.375% 2/15/16	13,250	13,780
Edgen Murray Corp. 12.25% 1/15/15	40,860	36,978
Energy Transfer Equity LP 7.5% 10/15/20	35,595	37,909
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)	28,745	28,601
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21 (e)	9,255	8,942
Forest Oil Corp.:
7.25% 6/15/19	35,760	37,012
8.5% 2/15/14	5,000	5,538
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (e)	$ 4,570	$ 4,661
Frontier Oil Corp. 6.875% 11/15/18	8,005	8,245
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (e)	10,160	10,490
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	11,681	11,564
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21 (e)	12,985	13,082
7% 10/1/18 (e)	14,515	14,878
Kinder Morgan Finance Co. LLC 6% 1/15/18 (e)	13,785	13,733
LINN Energy LLC:
7.75% 2/1/21 (e)	9,070	9,524
8.625% 4/15/20 (e)	21,130	23,137
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.75% 11/1/20	3,870	3,938
OPTI Canada, Inc.:
7.875% 12/15/14	4,910	2,934
8.25% 12/15/14	36,470	21,791
Parker Drilling Co. 9.125% 4/1/18	6,290	6,636
Petrohawk Energy Corp.:
7.25% 8/15/18 (e)	9,150	9,379
7.25% 8/15/18	15,470	15,857
10.5% 8/1/14	5,000	5,763
Pioneer Drilling Co. 9.875% 3/15/18	10,385	11,216
Pioneer Natural Resources Co. 6.65% 3/15/17	5,670	6,067
Plains Exploration & Production Co.:
7% 3/15/17	38,740	40,096
7.625% 6/1/18	3,510	3,712
7.625% 4/1/20	13,585	14,638
10% 3/1/16	17,525	19,803
Quicksilver Resources, Inc. 7.125% 4/1/16	2,710	2,595
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	13,250	13,581
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17 (e)	5,970	6,089
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (e)	6,040	5,980
7.875% 10/15/18 (e)	16,995	17,845
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Thermon Industries, Inc. 9.5% 5/1/17	$ 3,440	$ 3,646
Trinidad Drilling Ltd. 7.875% 1/15/19 (e)	3,360	3,469
		687,229
Entertainment/Film - 0.0%
Regal Entertainment Group 9.125% 8/15/18	2,825	2,995
Environmental - 0.2%
Clean Harbors, Inc. 7.625% 8/15/16	5,616	5,953
Darling International, Inc. 8.5% 12/15/18 (e)	2,355	2,543
EnergySolutions, Inc. / EnergySolutions LLC 10.75% 8/15/18 (e)	7,335	8,197
		16,693
Food & Drug Retail - 1.6%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (e)	10,145	10,399
Rite Aid Corp.:
6.875% 8/15/13	5,838	5,473
7.5% 3/1/17	22,215	21,715
9.375% 12/15/15	12,995	11,241
9.5% 6/15/17	43,460	37,267
10.25% 10/15/19	4,530	4,802
10.375% 7/15/16	21,400	22,738
SUPERVALU, Inc.:
7.5% 11/15/14	7,020	6,897
8% 5/1/16	7,815	7,600
Tops Markets LLC 10.125% 10/15/15	10,945	11,465
		139,597
Food/Beverage/Tobacco - 1.0%
Bumble Bee Acquisition Corp. 9% 12/15/17 (e)	7,800	8,366
C&S Group Enterprises LLC 8.375% 5/1/17 (e)	42,545	42,120
Constellation Brands, Inc. 8.375% 12/15/14	21,625	23,896
Dean Foods Co. 7% 6/1/16	7,415	7,119
		81,501
Gaming - 0.8%
MGM Mirage, Inc.:
5.875% 2/27/14	13,345	12,678
6.75% 9/1/12	9,860	9,959
6.75% 4/1/13	6,430	6,398
7.625% 1/15/17	12,970	12,289
13% 11/15/13	4,615	5,515
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Gaming - continued
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (e)	$ 6,540	$ 6,548
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
7.75% 8/15/20	9,045	9,576
7.875% 11/1/17	5,000	5,325
		68,288
Healthcare - 6.5%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (e)	10,140	10,799
Alere, Inc. 9% 5/15/16	9,480	9,990
Apria Healthcare Group, Inc. 12.375% 11/1/14	14,225	15,754
Aviv Healthcare Properties LP 7.75% 2/15/19 (e)	1,965	2,019
Biomet, Inc. 10.375% 10/15/17 pay-in-kind (f)	38,055	42,622
Carriage Services, Inc. 7.875% 1/15/15	5,480	5,494
Community Health Systems, Inc. 8.875% 7/15/15	28,665	30,242
Endo Pharmaceuticals Holdings, Inc. 7% 12/15/20 (e)	9,605	9,965
Giant Funding Corp. 8.25% 2/1/18 (e)	10,570	10,927
HCA, Inc.:
7.25% 9/15/20	4,515	4,808
7.5% 11/6/33	4,775	4,441
7.875% 2/15/20	30,715	33,670
8.5% 4/15/19	17,355	19,307
9.125% 11/15/14	9,475	9,949
9.25% 11/15/16	34,855	37,513
9.625% 11/15/16 pay-in-kind (f)	30,988	33,467
9.875% 2/15/17	3,130	3,466
Inverness Medical Innovations, Inc. 7.875% 2/1/16	17,140	17,654
Mylan, Inc. 6% 11/15/18 (e)	36,470	37,291
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (e)	14,705	14,558
7% 1/15/16	10,260	10,529
7.5% 2/15/20	12,885	13,529
Rotech Healthcare, Inc. 10.75% 10/15/15	7,380	7,989
Senior Housing Properties Trust 6.75% 4/15/20	2,720	2,885
Tenet Healthcare Corp. 8.875% 7/1/19	17,185	19,591
Valeant Pharmaceuticals International 6.875% 12/1/18 (e)	32,575	33,634
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc. 7.75% 2/1/19 (e)	8,450	8,567
Vanguard Health Systems, Inc. 0% 2/1/16 (e)	15,410	9,593
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Ventas Realty LP:
6.5% 6/1/16	$ 15,840	$ 16,394
6.75% 4/1/17	5,155	5,413
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (f)	71,179	75,094
		557,154
Homebuilders/Real Estate - 1.1%
CB Richard Ellis Services, Inc.:
6.625% 10/15/20 (e)	4,640	4,640
11.625% 6/15/17	21,155	24,646
KB Home 6.25% 6/15/15	7,230	7,194
Realogy Corp.:
7.875% 2/15/19 (e)	11,915	11,975
11.5% 4/15/17 (e)	17,555	18,717
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (e)	2,520	2,621
Standard Pacific Corp.:
8.375% 5/15/18	16,855	17,487
8.375% 1/15/21 (e)	9,130	9,324
		96,604
Hotels - 0.5%
Host Hotels & Resorts LP:
6.875% 11/1/14	19,730	20,322
9% 5/15/17	11,500	12,851
Host Marriott LP:
6.375% 3/15/15	5,515	5,625
7.125% 11/1/13	2,584	2,610
		41,408
Leisure - 1.4%
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	12,080	12,684
NCL Corp. Ltd.:
9.5% 11/15/18 (e)	3,000	3,218
11.75% 11/15/16	59,665	71,001
Royal Caribbean Cruises Ltd.:
6.875% 12/1/13	2,665	2,845
11.875% 7/15/15	22,575	27,767
yankee 7.25% 6/15/16	2,720	2,924
		120,439
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - 1.8%
Arch Coal, Inc. 8.75% 8/1/16	$ 8,990	$ 9,889
Atkore International, Inc. 9.875% 1/1/18 (e)	4,475	4,811
CONSOL Energy, Inc.:
8% 4/1/17 (e)	34,740	37,651
8.25% 4/1/20 (e)	22,415	24,488
Drummond Co., Inc. 9% 10/15/14 (e)	4,850	5,165
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (e)	18,730	19,292
Massey Energy Co. 6.875% 12/15/13	23,355	23,822
Novelis, Inc. 8.375% 12/15/17 (e)	18,265	19,818
Peabody Energy Corp. 7.375% 11/1/16	4,640	5,197
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. 8.25% 4/15/18	4,850	5,080
		155,213
Paper - 1.0%
ABI Escrow Corp. 10.25% 10/15/18 (e)	4,540	5,108
Boise Paper Holdings LLC/Boise Paper Holdings Finance Corp. 9% 11/1/17	7,410	8,262
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20	9,290	10,056
Clearwater Paper Corp. 7.125% 11/1/18 (e)	2,520	2,602
Domtar Corp. 10.75% 6/1/17	7,350	9,353
Georgia-Pacific LLC 5.4% 11/1/20 (e)	13,325	13,074
Glatfelter 7.125% 5/1/16	4,440	4,573
Mercer International, Inc. 9.5% 12/1/17 (e)	6,360	6,678
NewPage Corp. 11.375% 12/31/14	16,505	16,629
Verso Paper Holdings LLC/Verso Paper, Inc.:
8.75% 2/1/19 (e)	6,030	6,196
11.5% 7/1/14	5,565	6,149
		88,680
Publishing/Printing - 1.6%
Cadmus Communications Corp. 8.375% 6/15/14	6,590	5,684
Cenveo Corp.:
7.875% 12/1/13	24,769	23,654
10.5% 8/15/16 (e)	24,375	24,497
The Reader's Digest Association, Inc. 9.5% 2/15/17 (e)(f)	8,715	8,824
TL Acquisitions, Inc. 10.5% 1/15/15 (e)	71,055	73,897
		136,556
Railroad - 0.1%
Kansas City Southern Railway Co. 8% 6/1/15	7,010	7,571
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Restaurants - 1.3%
Blue Acquisition Sub, Inc. 9.875% 10/15/18 (e)	$ 15,680	$ 16,660
Carrols Corp. 9% 1/15/13	14,725	14,780
DineEquity, Inc. 9.5% 10/30/18 (e)	43,095	46,381
Dunkin Finance Corp. 9.625% 12/1/18 (e)	4,955	5,054
Landry's Restaurants, Inc.:
11.625% 12/1/15	3,290	3,487
11.625% 12/1/15 (e)	2,075	2,200
Landrys Holdings, Inc. 11.5% 6/1/14 (e)	6,745	6,745
Roadhouse Financing, Inc. 10.75% 10/15/17 (e)	10,960	11,919
		107,226
Services - 3.3%
ARAMARK Corp. 3.7869% 2/1/15 (f)	42,890	42,354
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.7856% 5/15/14 (f)	11,500	11,213
7.625% 5/15/14	7,095	7,308
7.75% 5/15/16	9,630	9,895
9.625% 3/15/18	26,855	29,541
Corrections Corp. of America 6.25% 3/15/13	5,640	5,654
McJunkin Red Man Corp. 9.5% 12/15/16 (e)	62,020	61,400
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (e)(f)	68,430	73,220
The Geo Group, Inc. 7.75% 10/15/17	3,255	3,401
United Rentals North America, Inc.:
9.25% 12/15/19	10,195	11,469
10.875% 6/15/16	23,440	27,015
		282,470
Shipping - 1.7%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17 (e)	43,590	44,026
Navios Maritime Holdings, Inc.:
8.125% 2/15/19 (e)	18,305	17,756
8.875% 11/1/17	23,940	25,736
Ship Finance International Ltd. 8.5% 12/15/13	35,500	36,210
Teekay Corp. 8.5% 1/15/20	8,355	9,023
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	8,750	8,776
		141,527
Steel - 0.3%
Essar Steel Algoma, Inc. 9.375% 3/15/15 (e)	18,580	18,580
Steel Dynamics, Inc. 7.625% 3/15/20 (e)	8,330	8,913
		27,493
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Super Retail - 2.1%
Asbury Automotive Group, Inc. 7.625% 3/15/17	$ 34,445	$ 34,962
Giraffe Acquisition Corp. 9.125% 12/1/18 (e)	20,060	21,063
Ltd. Brands, Inc. 7% 5/1/20	8,485	8,909
Macy's Retail Holdings, Inc. 8.375% 7/15/15 (d)	15,945	18,496
Michaels Stores, Inc. 7.75% 11/1/18 (e)	8,605	8,863
Rent-A-Center, Inc. 6.625% 11/15/20 (e)	10,935	10,798
Sonic Automotive, Inc. 8.625% 8/15/13	4,233	4,286
The May Department Stores Co. 5.75% 7/15/14	6,140	6,508
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17	44,500	50,619
Toys 'R' Us, Inc.:
7.375% 9/1/16 (e)	9,255	9,695
7.875% 4/15/13	2,015	2,136
		176,335
Technology - 4.3%
Advanced Micro Devices, Inc. 7.75% 8/1/20	3,375	3,468
Amkor Technology, Inc. 7.375% 5/1/18	7,565	7,868
Avaya, Inc.:
9.75% 11/1/15	20,130	20,734
10.125% 11/1/15 pay-in-kind (f)	66,113	68,592
CDW LLC/CDW Finance Corp. 8% 12/15/18 (e)	11,245	11,667
Ceridian Corp. 11.25% 11/15/15	4,915	5,087
CommScope, Inc. 8.25% 1/15/19 (e)	11,440	11,869
First Data Corp.:
8.25% 1/15/21 (e)	20,529	19,759
8.75% 1/15/22 pay-in-kind (e)(f)	20,578	19,782
9.875% 9/24/15	1,513	1,509
9.875% 9/24/15	1,161	1,155
10.55% 9/24/15 pay-in-kind (f)	1,916	1,871
12.625% 1/15/21 (e)	31,960	32,360
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (e)	25,090	27,536
10.125% 12/15/16	6,435	6,885
10.125% 3/15/18 (e)	22,110	25,040
Jabil Circuit, Inc. 5.625% 12/15/20	5,875	5,787
Lucent Technologies, Inc. 6.45% 3/15/29	15,430	12,267
MedAssets, Inc. 8% 11/15/18 (e)	3,035	3,152
NXP BV/NXP Funding LLC 10% 7/15/13 (e)	6,669	7,403
Serena Software, Inc. 10.375% 3/15/16	6,855	7,035
Spansion LLC 7.875% 11/15/17 (e)	8,845	8,867
STATS ChipPAC Ltd. 7.5% 8/12/15 (e)	2,690	2,892
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
SunGard Data Systems, Inc. 10.625% 5/15/15	$ 4,570	$ 5,078
Telcordia Technologies, Inc. 11% 5/1/18 (e)	4,870	5,308
Viasystems, Inc. 12% 1/15/15 (e)	9,625	10,936
Xerox Capital Trust I 8% 2/1/27	29,285	29,724
		363,631
Telecommunications - 8.6%
Broadview Networks Holdings, Inc. 11.375% 9/1/12	34,750	33,881
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)	12,460	13,550
Clearwire Escrow Corp. 12% 12/1/15 (e)	11,160	12,137
Cricket Communications, Inc.:
7.75% 10/15/20	33,940	32,667
10% 7/15/15	18,700	20,477
Digicel Group Ltd. 9.125% 1/15/15 pay-in-kind (e)(f)	22,577	23,367
Dycom Investment, Inc. 7.125% 1/15/21 (e)	8,155	8,338
Frontier Communications Corp.:
7.875% 4/15/15	9,060	10,045
8.25% 5/1/14	12,695	14,187
8.25% 4/15/17	16,755	18,766
8.5% 4/15/20	51,020	57,525
8.75% 4/15/22	18,475	20,784
Intelsat Bermuda Ltd. 12% 2/4/17 pay-in-kind (f)	44,877	49,611
Intelsat Jackson Holdings Ltd. 9.5% 6/15/16	41,565	43,905
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15	31,275	32,291
MetroPCS Wireless, Inc. 6.625% 11/15/20	22,790	22,049
Nextel Communications, Inc.:
5.95% 3/15/14	8,775	8,786
6.875% 10/31/13	9,655	9,715
7.375% 8/1/15	78,200	78,787
Qwest Communications International, Inc. 8% 10/1/15	20,945	22,673
Sprint Capital Corp. 6.9% 5/1/19	58,970	59,117
Sprint Nextel Corp. 8.375% 8/15/17	14,670	16,027
Wind Acquisition Finance SA:
7.25% 2/15/18 (e)	9,915	10,262
11.75% 7/15/17 (e)	26,870	30,430
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(f)	36,137	41,348
Windstream Corp.:
7% 3/15/19	7,750	7,711
7.75% 10/15/20 (e)	9,135	9,432
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Windstream Corp.: - continued
8.125% 8/1/13	$ 7,580	$ 8,338
8.125% 9/1/18	11,785	12,463
8.625% 8/1/16	8,675	9,196
		737,865
Textiles & Apparel - 0.4%
Hanesbrands, Inc. 6.375% 12/15/20 (e)	28,430	27,364
Phillips-Van Heusen Corp. 7.375% 5/15/20	9,065	9,666
		37,030
TOTAL NONCONVERTIBLE BONDS		6,431,967
TOTAL CORPORATE BONDS (Cost $5,983,110)		6,497,845
Commercial Mortgage Securities - 0.0%

Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (e) (Cost $855)	1,031	986
Common Stocks - 1.0%
	Shares
Air Transportation - 0.0%
Delta Air Lines, Inc. (a)	58,458	682
Banks & Thrifts - 0.2%
CIT Group, Inc. (a)	332,281	15,846
Building Materials - 0.2%
Nortek, Inc. (a)	503,125	19,245
Chemicals - 0.5%
Georgia Gulf Corp. (a)	633,755	16,877
LyondellBasell Industries NV Class A (a)	586,937	21,095
		37,972
Diversified Financial Services - 0.0%
New Penhall Holding Co.:
Class A (a)	17,563	1,976
Class B (a)	5,854	659
		2,635
Common Stocks - continued
	Shares	Value (000s)
Publishing/Printing - 0.1%
HMH Holdings, Inc. (a)(g)	495,406	$ 2,601
HMH Holdings, Inc. warrants 3/9/17 (a)	713,440	357
RDA Holding Co. warrants 2/19/14 (a)(g)	54,645	0
		2,958
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(g)	143,778	1,068
TOTAL COMMON STOCKS (Cost $109,010)		80,406
Preferred Stocks - 2.4%

Convertible Preferred Stocks - 1.8%
Banks & Thrifts - 1.4%
Bank of America Corp. Series L, 7.25%	31,578	31,278
Fifth Third Bancorp 8.50%	87,254	13,191
Huntington Bancshares, Inc. 8.50%	41,262	46,317
Wells Fargo & Co. 7.50%	29,113	30,441
		121,227
Diversified Media - 0.4%
Interpublic Group of Companies, Inc. 5.25%	30,000	30,210
TOTAL CONVERTIBLE PREFERRED STOCKS		151,437
Nonconvertible Preferred Stocks - 0.6%
Banks & Thrifts - 0.3%
GMAC LLC 7.00% (e)	27,330	25,895
Diversified Financial Services - 0.3%
Citigroup Capital IX 6.00%	145,000	3,260
Citigroup Capital XII 8.50%	400,000	10,520
Citigroup Capital XIII 7.875%	414,487	11,079
		24,859
TOTAL NONCONVERTIBLE PREFERRED STOCKS		50,754
TOTAL PREFERRED STOCKS (Cost $169,015)		202,191
Floating Rate Loans - 12.6%
	Principal Amount (000s)	Value (000s)
Aerospace - 0.6%
Sequa Corp. term loan 3.56% 12/3/14 (f)	$ 46,403	$ 45,823
TransDigm Group, Inc. Tranche B, term loan 5% 12/6/16 (f)	2,740	2,785
		48,608
Air Transportation - 0.7%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5113% 4/30/14 (f)	10,922	10,813
US Airways Group, Inc. term loan 2.76% 3/23/14 (f)	51,565	48,020
		58,833
Automotive - 0.6%
Federal-Mogul Corp.:
Tranche B, term loan 2.1975% 12/27/14 (f)	27,909	27,072
Tranche C, term loan 2.1975% 12/27/15 (f)	14,239	13,706
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 1.96% 4/30/14 (f)	8,505	8,441
		49,219
Broadcasting - 0.8%
Univision Communications, Inc. term loan 4.51% 3/31/17 (f)	61,317	60,244
VNU, Inc. Tranche C, term loan 4.0113% 5/1/16 (f)	6,760	6,802
		67,046
Building Materials - 0.1%
Goodman Global Group, Inc. Tranche 1 LN, term loan 5.75% 10/28/16 (f)	8,379	8,410
Capital Goods - 0.1%
Dresser, Inc. Tranche 2LN, term loan 6.0344% 5/4/15 pay-in-kind (f)	12,990	12,958
Chemicals - 0.2%
OMNOVA Solutions, Inc. Tranche B, term loan 5.75% 5/31/17 (f)	4,000	4,055
Tronox, Inc. Tranche B, term loan 7% 10/21/15 (f)	15,485	15,659
		19,714
Diversified Financial Services - 0.3%
Equipower Resources Holdings LLC Tranche B, term loan 5.75% 1/26/18 (f)	900	914
International Lease Finance Corp.:
Tranche 1LN, term loan 6.75% 3/17/15 (f)	12,643	12,723
Tranche 2LN, term loan 7% 3/17/16 (f)	9,272	9,423
		23,060
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - 1.8%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.3028% 3/30/12 (f)	$ 1,435	$ 1,429
term loan 3.3028% 3/30/14 (f)	30,473	30,359
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.5528% 12/15/14 (f)	10,000	9,525
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7638% 10/10/14 (f)	61,448	50,464
Tranche B2, term loan 3.7864% 10/10/14 (f)	79,345	65,261
		157,038
Energy - 0.1%
CCS, Inc. Tranche B, term loan 3.3043% 11/14/14 (a)(f)	6,750	6,421
Food & Drug Retail - 0.2%
Rite Aid Corp. Tranche ABL, term loan 2.0168% 6/4/14 (f)	13,937	13,397
The Great Atlantic & Pacific Tea Co. Tranche 2 LN, term loan 8.75% 6/14/12 (f)	5,035	5,085
		18,482
Healthcare - 0.9%
Community Health Systems, Inc.:
term loan 3.7944% 1/25/17 (f)	6,475	6,524
Tranche B, term loan 2.5444% 7/25/14 (f)	12,880	12,847
Tranche DD, term loan 2.5444% 7/25/14 (f)	664	662
DaVita, Inc. Tranche B, term loan 4.5% 10/20/16 (f)	7,515	7,609
HCA, Inc.:
Tranche B, term loan 2.5528% 11/17/13 (f)	18,536	18,513
Tranche B2, term loan 3.5528% 3/31/17 (f)	13,902	14,076
VWR Funding, Inc. term loan 2.76% 6/29/14 (f)	15,315	15,162
		75,393
Homebuilders/Real Estate - 0.1%
Realogy Corp. Tranche 2LN, term loan 13.5% 10/15/17	8,635	9,585
Publishing/Printing - 1.3%
Getty Images, Inc. Tranche B, term loan 5.25% 11/5/16 (f)	9,875	10,023
Thomson Learning Tranche B, term loan 2.55% 7/5/14 (f)	90,545	88,961
Visant Corp. Tranche B, term loan 7% 12/22/16 (f)	9,706	9,851
		108,835
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Restaurants - 0.8%
Burger King Corp. Tranche B, term loan 6.25% 10/19/16 (f)	$ 9,055	$ 9,112
Dunkin Brands, Inc. Tranche B, term loan 5.75% 11/23/17 (f)	3,125	3,168
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5601% 6/14/13 (f)	5,143	5,060
term loan 2.625% 6/14/14 (f)	53,232	52,367
		69,707
Services - 0.2%
ServiceMaster Co.:
term loan 2.7748% 7/24/14 (f)	13,264	13,098
Tranche DD, term loan 2.76% 7/24/14 (f)	1,321	1,304
		14,402
Shipping - 0.0%
Swift Transportation Co., Inc. Tranche B, term loan 6% 12/21/16 (f)	5,457	5,526
Specialty Retailing - 0.1%
Michaels Stores, Inc. Tranche B1, term loan 2.5625% 10/31/13 (f)	14,028	14,010
Super Retail - 0.3%
Gymboree Corp. term loan 5.5% 11/23/17 (f)	8,500	8,617
Neiman Marcus Group, Inc. term loan 2.2937% 4/6/13 (f)	12,319	12,319
PETCO Animal Supplies, Inc. Tranche B, term loan 6% 11/24/17 (f)	2,880	2,927
		23,863
Technology - 2.2%
Avaya, Inc. term loan 3.0344% 10/24/14 (f)	94,055	92,174
First Data Corp.:
Tranche B2, term loan 3.01% 9/24/14 (f)	41,290	39,019
Tranche B3, term loan 3.01% 9/24/14 (f)	4,690	4,432
Freescale Semiconductor, Inc. term loan 4.5106% 12/1/16 (f)	26,102	26,102
SunGard Data Systems, Inc.:
term loan 2.0113% 2/28/14 (f)	26,508	26,310
Tranche B, term loan 3.763% 2/28/14 (f)	570	570
		188,607
Telecommunications - 1.2%
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (f)	50,000	49,750
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Intelsat Jackson Holdings Ltd. term loan 3.3031% 2/1/14 (f)	$ 23,546	$ 22,722
Intelsat Jackson Holdings SA Tranche B, term loan 5.25% 4/2/18 (f)	27,090	27,429
		99,901
TOTAL FLOATING RATE LOANS (Cost $1,010,355)		1,079,618
Money Market Funds - 6.8%
	Shares
Fidelity Cash Central Fund, 0.19% (b) (Cost $582,425)	582,425,443	582,425
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $7,854,770)		8,443,471
NET OTHER ASSETS (LIABILITIES) - 1.2%		104,878
NET ASSETS - 100%		$ 8,548,349
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,406,194,000 or 28.1% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,669,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97	$ 5,807
HMH Holdings, Inc.	6/24/08 - 3/9/10	$ 31,523
RDA Holding Co. warrants 2/19/14	2/27/07 - 6/21/07	$ 16,939
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 661
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 34,236	$ -	$ 32,811	$ 1,425
Financials	190,462	118,300	69,527	2,635
Industrials	19,927	19,927	-	-
Materials	37,972	37,972	-	-
Corporate Bonds	6,497,845	-	6,497,845	-
Commercial Mortgage Securities	986	-	-	986
Floating Rate Loans	1,079,618	-	1,079,618	-
Money Market Funds	582,425	582,425	-	-
Total Investments in Securities:	$ 8,443,471	$ 758,624	$ 7,679,801	$ 5,046
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 3,553
Total Realized Gain (Loss)	(2,347)
Total Unrealized Gain (Loss)	1,838
Cost of Purchases	2,634
Proceeds of Sales	(3,883)
Amortization/Accretion	18
Transfers in to Level 3	3,233
Transfers out of Level 3	-
Ending Balance	$ 5,046
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ (857)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $7,777,368,000. Net unrealized appreciation aggregated $666,103,000, of which $765,052,000 related to appreciated investment securities and $98,949,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depository Receipts, future contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2011